1933 Act File No. 33-33852
                                          1940 Act File No. 811-6061


                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   27 ......................         X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   29 .....................................         X

                            FEDERATED INDEX TRUST
              (Exact Name of Registrant as Specified in Charter)
                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)
                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)


It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 __ on _______________   pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a) (i)
 X  on December 30, 2003 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on ________________ pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                  Copies To:

                         Matthew G. Maloney, Esquire
                   Dickstein, Shapiro, Morin & Oshinsky, LLP
                              2101 L Street, NW
                             Washington, DC 20037







FEDERATED MAX-CAP INDEX FUND

A Portfolio of Federated Index Trust

PROSPECTUS

December 31, 2003


INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary                                  1
What are the Fund's Fees and Expenses?               4
What are the Fund's Investment Strategies?           6
What are the Principal Securities in Which the Fund Invests?      6
What are the Specific Risks of Investing in the Fund?7
What do Shares Cost?                                 8
How is the Fund Sold?                                8
How to Purchase Shares                               9
How to Redeem Shares                                10
Account and Share Information                       12
Who Manages the Fund?                               13
Financial Information                               14
Report of Ernst & Young LLP, Independent Auditors   40

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund normally invests its assets primarily in common stocks included in the Index.
  The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
o Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
o Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was $209 million to $313,122 million. As of the same date, the weighted median market capitalization of the Fund was $54.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.
With respect to approximately 20% of the Fund's portfolio, the Sub-Manager, under normal circumstances, will use enhanced management techniques. The Sub-Manager's principal enhanced technique will be to slightly over- or under- weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises, and seasonal patterns. Additionally, the Sub-Manager may purchase substitutes for securities within the Index when the Sub-Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges or purchasing the securities of companies targeted for acquisition by a company within the Index.
Finally, the Sub-Manager may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the Sub-Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments. Through these strategies, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


STOCK INDEX FUTURES
Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

The Fund has claimed an exclusion from the definition of the term
"commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS
o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

SECTOR RISKS
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).
  The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
  Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.
  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.
  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.
  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.
  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and
o     Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem Shares by mailing a written request to the Fund.
  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:
o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:
o your redemption will be sent to an address other than the address of record;
o your redemption will be sent to an address of record that was changed within the last 30 days; or
o a redemption is payable to someone other than the shareholder(s) of record.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
o an electronic transfer to your account at a financial institution that is an ACH member; or
o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o     to allow your purchase to clear;
o     during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

  The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

  The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

     The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi- Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6061

Cusip 31420E106


0032104A-IS (12/03)





























FEDERATED MAX-CAP INDEX FUND

A Portfolio of Federated Index Trust

PROSPECTUS


December 31, 2003





INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


CONTENTS
Risk/Return Summary                                  1
What are the Fund's Fees and Expenses?               4
What are the Fund's Investment Strategies?           5
What are the Principal Securities in Which the Fund Invests?      6
What are the Specific Risks of Investing in the Fund?7
What do Shares Cost?                                 7
How is the Fund Sold?                                8
How to Purchase Shares                               8
How to Redeem Shares                                10
Account and Share Information                       12
Who Manages the Fund?                               13
Financial Information                               14
Report of Ernst & Young LLP, Independent Auditors   40


RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund normally invests its assets primarily in common stocks included in the Index.
  The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
|_|   Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
|_|   Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
|_|   Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge
(load). The total returns shown in the bar chart above are based upon net asset value.
The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was (28.54)%.
Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 21.13% (quarter ended December 31, 1998.) Its lowest quarterly return was (14.83)% (quarter ended September 30,
2001).


Average Annual Total Return Table
Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Service Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)
                                                                  Start of
                                         1 Year         5 Year    Performance 1
Fund:
Return Before Taxes                    (12.50)%       9.88%       12.90%
Return After Taxes on Distributions 2  (12.77)%       9.19%       11.35%
Return After Taxes on Distributions                    .87%        0.12%
and Sale of Fund Shares 2              (7.62)%        7           1
S&P 500                                (11.88)%       10.70%      6.44%


1 The Fund's Institutional Service Shares start of performance date was
  September 7, 1993.
2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a      None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of    None
original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested           None
Dividends (and other Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of amount redeemed, if      None
applicable)
Exchange Fee                                                None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                             0.30%
Distribution (12b-1) Fee3                                   0.30%
Shareholder Services Fee                                    0.25%
Other Expenses                                              0.08%
Total Annual Fund Operating Expenses                        0.93%
1Although not contractually obligated to do so, the Manager and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.
Total Waivers of Fund Expenses                              0.29%
Total Actual Annual Fund Operating Expenses (after waivers) 0.64%
2The Manager voluntarily waived a portion of the management fee. The
  Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended October 31, 2002.
3A portion of the distribution (12b-1) fee has been voluntarily waived.
  This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended October 31, 2002.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
-------------------------------------------------------------
1 Year                                           $        95
3 Years                                          $       296
5 Years                                          $       515
10 Years                                         $     1,143


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was $
209 million to $313,122 million. As of the same date, the weighted median market capitalization of the Fund was $54.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.
With respect to approximately 20% of the Fund's portfolio, the Sub-Manager, under normal circumstances, will use enhanced management techniques. The Sub-Manager's principal enhanced technique will be to slightly over- or under weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises, and seasonal patterns. Additionally, the Sub-Manager may purchase substitutes for securities within the Index when the Sub-Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges or purchasing the securities of companies targeted for acquisition by a company within the Index. Finally, the Sub-Manager may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the Sub-Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments. Through these strategies, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


STOCK INDEX FUTURES
Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

The Fund has claimed an exclusion from the definition of the term
"commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS
|_|   The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

SECTOR RISKS
|_|   Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS
|_|   Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


INTEREST RATE RISKS
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



WHAT DO SHARES COST?

 You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).
  The Fund does not charge a front-end sales charge.
  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
  Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.
  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.
  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.
  When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
|_|   Establish an account with the investment professional; and
|_|   Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
|_|   Establish your account with the Fund by submitting a completed New
  Account Form; and
|_|   Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
|_|   through an investment professional if you purchased Shares through an investment professional; or
|_|   directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem Shares by mailing a written request to the Fund.
  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:
|_|   Fund Name and Share Class, account number and account registration;
|_|   amount to be redeemed; and
|_|   signatures of all shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:
|_|   your redemption will be sent to an address other than the address of record;
|_|   your redemption will be sent to an address of record that was changed within the last 30 days; or
|_|   a redemption is payable to someone other than the shareholder(s) of record.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
|_|   an electronic transfer to your account at a financial institution that is an ACH member; or
|_|   wire payment to your account at a domestic commercial bank that is a
  Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
|_|   to allow your purchase to clear;
|_|   during periods of market volatility; or
|_|   when a shareholder's trade activity or amount adversely impacts the
  Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31,2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.


MANAGEMENT FEES
The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

BOARD OF TRUSTEES AND TRUST OFFICERS
The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND


Name Birth      Principal Occupation(s), Previous
Date Address    Positions and Other Directorships Held
Positions
Held with
Trust Date
Service Began
John F.         Principal Occupations: Chief
Donahue*        Executive Officer and Director or
Birth Date:     Trustee of the Federated Fund
July 28, 1924   Complex; Chairman and Director,
CHAIRMAN AND    Federated Investors, Inc.
TRUSTEE Began
serving:
January 1990

J.              Principal Occupations: President or
Christopher     Executive Vice President of the
Donahue*        Federated Fund Complex; Director or
Birth Date:     Trustee of some of the Funds in the
April 11,       Federated Fund Complex; President,
1949            Chief Executive Officer and Director,
PRESIDENT AND   Federated Investors, Inc.
TRUSTEE Began
serving:
January 1990

Lawrence D.     Principal Occupations: Director or
Ellis, M.D.*    Trustee of the Federated Fund
Birth Date:     Complex; Professor of Medicine,
October 11,     University of Pittsburgh; Medical
1932 3471       Director, University of Pittsburgh
Fifth Avenue    Medical Center Downtown;
Suite 1111      Hematologist, Oncologist and
Pittsburgh,     Internist, University of Pittsburgh
PA TRUSTEE      Medical Center. Other Directorships
Began           Held: Member, National Board of
serving:        Trustees, Leukemia Society of
January 1990    America. Previous Positions: Trustee,
                University of Pittsburgh; Director,
                University of Pittsburgh Medical
                Center.



* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.


INDEPENDENT TRUSTEES BACKGROUND


Name Birth Date   Principal Occupation(s), Previous
Address           Positions and Other Directorships
Positions Held    Held
with Trust Date
Service Began
Thomas G. Bigly   Principal Occupation: Director or
Birth Date:       Trustee of the Federated Fund
February 3,       Complex. Other Directorships Held:
1934 15 Old       Director, Member of Executive
Timber Trail      Committee, Children's Hospital of
Pittsburgh, PA    Pittsburgh; Director, Member of
TRUSTEE Began     Executive Committee, University of
serving:          Pittsburgh. Previous Position:
October 1995      Senior Partner, Ernst & Young LLP.

John T. Conroy,   Principal Occupations: Director or
Jr. Birth Date:   Trustee of the Federated Fund
June 23, 1937     Complex; Chairman of the Board,
Grubb &           Investment Properties Corporation;
Ellis/Investment  Partner or Trustee in private real
Properties        estate ventures in Southwest
Corporation       Florida. Previous Positions:
3201 Tamiami      President, Investment Properties
Trail North       Corporation; SeniorVice President,
Naples, FL        John R. Wood and Associates, Inc.,
TRUSTEE Began     Realtors; President, Naples
serving: August   Property Management, Inc. and
1991              Northgate Village Development
                  Corporation.

Nicholas P.       Principal Occupations: Director or
Constantakis      Trustee of the Federated Fund
Birth Date:       Complex; Partner, Andersen
September 3,      Worldwide SC (prior to 9/1/97).
1939 175          Other Directorships Held: Director,
Woodshire Drive   Michael Baker Corporation
Pittsburgh, PA    (engineering and energy services
TRUSTEE Began     worldwide).
serving:
February 1998

John F.           Principal Occupation: Director or
Cunningham        Trustee of the Federated Fund
Birth Date:       Complex. Other Directorships Held:
March 5, 1943     Chairman, President and Chief
353 El Brillo     Executive Officer, Cunningham &
Way Palm Beach,   Co., Inc. (strategic business
FL TRUSTEE        consulting); Trustee Associate,
Began serving:    Boston College. Previous Positions:
January 1999      Director, Redgate Communications
                  and EMC Corporation (computer
                  storage systems); Chairman of the
                  Board and Chief Executive Officer,
                  Computer Consoles, Inc.; President
                  and Chief Operating Officer, Wang
                  Laboratories; Director, First
                  National Bank of Boston; Director,
                  Apollo Computer, Inc.

Peter E. Madden   Principal Occupation: Director or
Birth Date:       Trustee of the Federated Fund
March 16, 1942    Complex; Management Consultant.
One Royal Palm    Previous Positions: Representative,
Way 100 Royal     Commonwealth of Massachusetts
Palm Way Palm     General Court; President, State
Beach, FL         Street Bank and Trust Company and
TRUSTEE Began     State Street Corporation (retired);
serving: August   Director, VISA USA and VISA
1991              International; Chairman and
                  Director, Massachusetts Bankers
                  Association; Director, Depository
                  Trust Corporation; Director, The
                  Boston Stock Exchange.

Charles F.        Principal Occupations: Director or
Mansfield, Jr.    Trustee of the Federated Fund
Birth Date:       Complex; Management Consultant;
April 10, 1945    Executive Vice President, DVC
80 South Road     Group, Inc. (marketing
Westhampton       communications and technology)
Beach, NY         (prior to 9/1/00). Previous
TRUSTEE Began     Positions: Chief Executive Officer,
serving:          PBTC International Bank; Partner,
January 1999      Arthur Young & Company (now Ernst &
                  Young LLP); Chief Financial Officer
                  of Retail Banking Sector, Chase
                  Manhattan Bank; Senior Vice
                  President, HSBC Bank USA (formerly,
                  Marine Midland Bank); Vice
                  President, Citibank; Assistant
                  Professor of Banking and Finance,
                  Frank G. Zarb School of Business,
                  Hofstra University.

John E. Murray,   Principal Occupations: Director or
Jr., J.D.,        Trustee of the Federated Fund
S.J.D. Birth      Complex; Chancellor and Law
Date: December    Professor, Duquesne University;
20, 1932          Consulting Partner, Mollica &
Chancellor,       Murray. Other Directorships Held:
Duquesne          Director, Michael Baker Corp.
University        (engineering, construction,
Pittsburgh, PA    operations and technical services).
Began serving:    Previous Positions: President,
February 1995     Duquesne University; Dean and
                  Professor of Law, University of
                  Pittsburgh School of Law; Dean and
                  Professor of Law, Villanova
                  University School of Law.

Marjorie P.       Principal Occupations: Director or
Smuts Birth       Trustee of the Federated Fund
Date: June 21,    Complex; Public Relations/Marketing
1935 4905         Consultant/Conference Coordinator.
Bayard Street     Previous Positions: National
Pittsburgh, PA    Spokesperson, Aluminum Company of
TRUSTEE Began     America; television producer;
serving:          President, Marj Palmer Assoc.;
January 1990      Owner, Scandia Bord.

John S. Walsh     Principal Occupations: Director or
Birth Date:       Trustee of the Federated Fund
November 28,      Complex; President and Director,
1957 2604         Heat Wagon, Inc. (manufacturer of
William Drive     construction temporary heaters);
Valparaiso, IN    President and Director,
TRUSTEE Began     Manufacturers Products, Inc.
serving:          (distributor of portable
January 1999      construction heaters); President,
                  Portable Heater Parts, a division
                  of Manufacturers Products, Inc.
                  Other Directorships Held: Director,
                  Walsh & Kelly, Inc. (heavy highway
                  contractor). Previous Position:
                  Vice President, Walsh & Kelly, Inc.





OFFICERS


Name Birth Date      Principal Occupation(s) and
Address Positions    Previous Positions
Held with Trust
Edward C. Gonzales   Principal Occupations:
Birth Date: October  President, Executive Vice
22, 1930 EXECUTIVE   President and Treasurer of
VICE President       some of the Funds in the
                     Federated Fund Complex; Vice
                     Chairman, Federated Investors,
                     Inc.; Trustee, Federated
                     Administrative Services.
                     Previous Positions: Trustee or
                     Director of some of the Funds
                     in the Federated Fund Complex;
                     CEO and Chairman, Federated
                     Administrative Services.

John W. McGonigle    Principal Occupations:
Birth Date: October  Executive Vice President and
26, 1938 EXECUTIVE   Secretary of the Federated
VICE PRESIDENT AND   Fund Complex; Executive Vice
SECRETARY            President, Secretary and
                     Director, Federated Investors,
                     Inc.

Richard J. Thomas    Principal Occupations:
Birth Date: June     Treasurer of the Federated
17, 1954 TREASURER   Fund Complex; Senior Vice
                     President, Federated
                     Administrative Services.

Richard B. Fisher    Principal Occupations:
Birth Date: May 17,  President or Vice President of
1923 VICE PRESIDENT  some of the Funds in the
                     Federated Fund Complex; Vice
                     Chairman, Federated Investors,
                     Inc.; Chairman, Federated
                     Securities Corp. Previous
                     Positions: Director or Trustee
                     of some of the Funds in the
                     Federated Fund Complex;
                     Executive Vice President,
                     Federated Investors, Inc. and
                     Director and Chief Executive
                     Officer, Federated Securities
                     Corp.

Stephen F. Auth      Principal Occupations: Chief
Birth Date:          Investment Officer of this
November 28, 1942    Fund and various other Funds
CHIEF INVESTMENT     in the Federated Fund Complex;
OFFICER              Executive Vice President,
                     Federated Investment
                     Counseling, Federated Global
                     Investment Management Corp.,
                     Federated Investment
                     Management Company and
                     Passport Research, Ltd.
                     Previous Positions: Senior
                     Vice President, Global
                     Portfolio Management Services
                     Division; Senior Vice
                     President, Federated
                     Investment Management Company
                     and Passport Research, Ltd.;
                     Senior Managing Director and
                     Portfolio Manager, Prudential
                     Investments.




A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6061
Cusip 31420E403

0032104A-SS (12/03)



FEDERATED MAX-CAP INDEX FUND

A Portfolio of Federated Index Trust

PROSPECTUS
December 31, 2003

CLASS C SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500
Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


CONTENTS
Risk/Return Summary                                  1
What are the Fund's Fees and Expenses?               4
What are the Fund's Investment Strategies?           5
What are the Principal Securities in Which the Fund
  Invests?                                           6
What are the Specific Risks of Investing in the
  Fund?                                              7
What do Shares Cost?                                 7
How is the Fund Sold?                                9
How to Purchase Shares                              10
How to Redeem and Exchange Shares                   12
Account and Share Information                       14
Who Manages the Fund?                               15
Financial Information                               16
Report of Ernst & Young LLP, Independent Auditors   42




RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the
Standard & Poor's 500 Composite Stock Price Index
("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund normally invests its assets primarily in common stocks included in the Index.
  The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore
it is possible to lose money by investing in the
Fund. The primary factors that may reduce the
Fund's returns include:
|X|   Stock Market Risks. The value of
   equity securities in the Fund's portfolio will
   fluctuate and, as a result, the Fund's share
   price may decline suddenly or over a sustained
   period of time.
o     Sector Risks. Because the Fund
   may allocate relatively more assets to certain
   industry sectors than others, the Fund's
   performance may be more susceptible to any
   developments which affect those sectors
   emphasized by the Fund.
|X|   Credit Risk. Credit risk includes
   the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class C Shares total returns on a calendar year-by-year basis. The
Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance
(before and after taxes) is no guarantee of future results.

Average Annual Total Return Table
The Average Annual Total Returns for the Fund's
Class C Shares are reduced to
reflect applicable sales charges. Return Before
Taxes is shown. In addition,
Return After Taxes is shown for Class C Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)
1 The Fund's Class C Shares start of performance
date was November 10, 1997.
2 After-tax returns are calculated using a standard
set of assumptions. The stated returns assume the
highest historical federal income and capital gains
tax rates. Return After Taxes on Distributions
assumes a continued investment in the Fund and
shows the effect of taxes on Fund distributions.
Return After Taxes
on Distributions and Sale of Fund Shares assumes
all shares were redeemed at the end of each
measurement period, and shows the effect of any
taxable gain (or offsetting loss) on redemption, as
well as the effects of taxes on Fund distributions.
These after-tax returns do not reflect the effect
of any applicable state and local taxes. After-tax
returns are not relevant to investors holding
shares through tax-deferred programs, such as IRA
or 401 (k) plans.
Class C Shares:                              1 Year            Start of
Federated Max-Cap Index Fund                                   Performance 1
Return Before Taxes                          (14.83)%          5.10%
Return After Taxes onDistributions2          (14.85)%          4.67%
Return After Taxes on Distributions and Sale (9.03)%           3.99%
FundShares2
Federated Mini-Cap Index Fund
Return Before Taxes                          (1.50)%           1.17%
Return After Taxes onDistributions2          (1.50)%           (1.17)%
Return After Taxes on Distributions and Sale (0.92)%           0.48%
FundShares2

WHAT ARE THE FUND'S FEES AND EXPENSES?
FEDERATED MAX-CAP INDEX FUND
FEES AND EXPENSES
This table describes the fees and expenses that you
may pay if you buy and hold
the Fund's Class C Shares.
Shareholder Fees
Shareholder Fees                                                Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) imposed on Purchases                1.00%
(as a percentage of the offering price)
Maximum Deferred Sales Charge (Load)                            1.00%
(as a percentage of original purchase price or redemption
proceeds,
as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested               None
Dividends
(and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if          None
applicable)
Exchange Fee                                                    None



Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee2                     0.30%

Distribution (12b-1) Fee            0.75%

Shareholder Services Fee            0.25%

Other Expenses                      0.08%

Total Annual Fund Operating Expenses      1.38%

1 Although not contractually obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.

Total Waiver of Fund Expenses            0.04%
Total Actual Annual Fund Operating Expenses (after
waiver)                                  1.34%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended October 31, 2002.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class C Shares:                  1 Year         3 Years     5 Years   10 Years
Federated Max-Cap Index Fund
Expenses assuming redemption      $339           $533        $848      $1,741
Expenses assuming no redemption   $533           $848      $1,741
Federated Mini-Cap Index Fund
Expenses assuming redemption      $392           $694        $1,121    $2,310
Expenses assuming no redemption   $292           $694        $1,121    $2,310




WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was
$209 million to $313,122 million. As of the same date, the weighted median market capitalization of the Fund was $54.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index
("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The
Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

With respect to approximately 20% of the Fund's portfolio, the Sub-Manager, under normal circumstances, will use enhanced management techniques. The Sub-Manager's principal enhanced technique will be to slightly over- or under weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises, and seasonal patterns. Additionally, the Sub-Manager may purchase substitutes for securities within the Index when the Sub-Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges or purchasing the securities of companies targeted for acquisition by a company within the Index. Finally, the Sub-Manager may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the Sub-Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments. Through these strategies, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND
INVESTS?

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


Convertible Securities
Convertible  securities  are fixed income  securities
that the Fund has the option to  exchange  for equity
securities  at  a  specified  conversion  price.  The
option   allows  the  Fund  to   realize   additional
returns   if  the   market   price   of  the   equity
securities   exceeds  the   conversion   price.   For
example,  the Fund may hold fixed  income  securities
that are  convertible  into shares of common stock at
a  conversion  price of $10 per share.  If the market
value of the  shares of  common  stock  reached  $12,
the Fund  could  realize an  additional  $2 per share
by converting its fixed income securities.
Convertible   securities   have  lower   yields  than
comparable  fixed  income  securities.  In  addition,
at the time a  convertible  security  is  issued  the
conversion  price  exceeds  the  market  value of the
underlying  equity  securities.   Thus,   convertible
securities    may   provide    lower   returns   than
non-convertible  fixed  income  securities  or equity
securities  depending  upon  changes  in the price of
the   underlying    equity    securities.    However,
convertible  securities  permit  the Fund to  realize
some   of   the   potential   appreciation   of   the
underlying   equity  securities  with  less  risk  of
losing its initial investment.


STOCK INDEX FUTURES
Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN
THE FUND?

STOCK MARKET RISKS
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement.
The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


INTEREST RATE RISKS
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value
(NAV).
  The Fund does not charge a front-end sales charge.
NAV is determined at the end of regular trading
(normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
  Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.
The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."


The following table summarizes the minimum required amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                                        Maximum Sales Charge

Shares Offered    Minimum                   Front-End Sales  Contingent Deferred
                  Initial/Subsequent        Charge1           Sales Charge2
                  Investment Amounts
Class C           $1,500/$100               1.00%                1.00%


     1Front-End   Sales  Charge  is  expressed  as  a
       percentage  of  public  offering  price.   See
       "Sales Charge When You Purchase."
     2See "Sales Charge When You Redeem.
SALES CHARGE WHEN YOU PURCHASE
Class C Shares
Purchase Amount               Sales Charge as a Percentage    Sales Charge as a
                              of Public Offering Price         Percentage
                                                               of NAV
All Purchases                 1.00%                            1.01%



SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).
Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.
You will not be charged a CDSC when redeeming
Shares:
o     purchased with reinvested
      dividends or capital gains;
o     purchased within 120 days of
      redeeming Shares of an equal or lesser amount;
o     that you exchanged into the same
      share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
o     purchased through investment
      professionals who did not receive advanced sales payments;
o     if, after you purchase Shares,
      you become disabled as defined by the IRS;
o     if the Fund redeems your Shares
      and closes your account for not meeting the minimum balance requirement;
o     if your redemption is a required
      retirement plan distribution; or
o     upon the death of the last
      surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:
o     Shares that are not subject to a
      CDSC; and
o     Shares held the longest (to
      determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).
The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

The Fund offers three share classes: Institutional
Shares, Institutional Service Shares and Class C
Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. Each share class has different expenses, which affect their performance.
Contact your investment professional or call
1-800-341-7400 for more information concerning the other classes.
  The Fund's Distributor, Federated Securities
Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.
  When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts
(including items of material value) to investment professionals for marketing and servicing Shares.
The Distributor is a subsidiary of
Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's
Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the
      investment professional; and
o     Submit your purchase order to the
      investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Investment professionals should send payments according to the instructions in the sections "By
Wire" or "By Check."

DIRECTLY FROM THE FUND
o     Establish your account with the
      Fund by submitting a completed New Account
      Form; and
o     Send your payment to the Fund by
      Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder
Services Company, the Fund's transfer agent.
  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.



By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic
Investment Program (SIP) section of the New Account
Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments
(such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:
o     through an investment
      professional if you purchased Shares through an investment professional; or
o     directly from the Fund if you
      purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:
  Fund Name and Share Class, account number and account registration;
o     amount to be redeemed or
     exchanged;
  o signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:
o     your redemption will be sent to
   an address other than the address of record;
o     your redemption will be sent to
   an address of record that was changed within the last 30 days;
o     a redemption is payable to
   someone other than the shareholder(s) of record;
   or
o     if exchanging (transferring) into
   another fund with a different shareholder registration.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
o     an electronic transfer to your
   account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o to allow your purchase to clear;
o during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into Shares of
the same class of another Federated fund. To do
this, you must:
  ensure that the account registrations are
  identical;
o           o     meet any minimum
      initial investment requirements; and
o           o     receive a prospectus
      for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other
Federated funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis.
Complete the appropriate section of the New Account
Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions.
If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.
Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated
Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The
Manager's address is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536.
Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury
Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately
$195 billion in assets as of December 31, 2002.
Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees.
More than 5,000 investment professionals make
Federated Funds available to their customers.



MANAGEMENT FEES
The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned
(or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Ernst & Young
LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

BOARD OF TRUSTEES AND TRUST OFFICERS
The following table gives information about each Board member and the senior officers of the Fund.
The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested"
Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI
Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and
WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling
1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND


Name Birth Date Address    Principal Occupation(s), Previous Positions
Positions Held with        and Other Directorships Held
Trust Date Service Began

John F. Donahue* Birth     Principal Occupations: Chief Executive
Date: July 28, 1924        Officer and Director or Trustee of the
CHAIRMAN AND TRUSTEE       Federated Fund Complex; Chairman and
Began serving: January     Director, Federated Investors, Inc.
1990

J. Christopher Donahue*    Principal Occupations: President or
Birth Date: April 11,      Executive Vice President of the Federated
1949 PRESIDENT AND         Fund Complex; Director or Trustee of some
TRUSTEE Began serving:     of the Funds in the Federated Fund Complex;
January 1990               President, Chief Executive Officer and
                           Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.*   Principal Occupations: Director or Trustee
Birth Date: October 11,    of the Federated Fund Complex; Professor of
1932 3471 Fifth Avenue     Medicine, University of Pittsburgh; Medical
Suite 1111 Pittsburgh,     Director, University of Pittsburgh Medical
PA TRUSTEE Began           Center Downtown; Hematologist, Oncologist
serving: January 1990      and Internist, University of Pittsburgh
                           Medical Center. Other Directorships Held:
                           Member, National Board of Trustees,
                           Leukemia Society of America. Previous
                           Positions: Trustee, University of
                           Pittsburgh; Director, University of
                           Pittsburgh Medical Center.



* Family relationships and reasons for "interested" status: John F. Donahue is the father of J.
  Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis,
  M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.



INDEPENDENT TRUSTEES BACKGROUND


Name Birth Date         Principal Occupation(s), Previous
Address Positions Held Positions and Other DirectorshipsHeld with Trust Date
Service Began

Thomas G. Bigley Birth  Principal Occupation: Director or
Date: February 3, 1934  Trustee of the Federated Fund Complex.
15 Old Timber Trail     Other Directorships Held: Director,
Pittsburgh, PA TRUSTEE  Member of Executive Committee,
Began serving: October  Children's Hospital of Pittsburgh;
1995                    Director, Member of Executive
                        Committee, University of Pittsburgh.
                        Previous Position: Senior Partner,
                        Ernst & Young LLP.

John T. Conroy, Jr.     Principal Occupations: Director or
Birth Date: June 23,    Trustee of the Federated Fund Complex;
1937 Grubb &            Chairman of the Board, Investment
Ellis/Investment        Properties Corporation; Partner or
Properties Corporation  Trustee in private real estate
3201 Tamiami Trail      ventures in Southwest Florida.
North Naples, FL        Previous Positions: President,
TRUSTEE Began serving:  Investment Properties Corporation;
August 1991             SeniorVice President, John R. Wood and
                        Associates, Inc., Realtors; President,
                        Naples Property Management, Inc. and
                        Northgate Village Development
                        Corporation.

Nicholas P.             Principal Occupations: Director or
Constantakis Birth      Trustee of the Federated Fund Complex;
Date: September 3,      Partner, Andersen Worldwide SC (prior
1939 175 Woodshire      to 9/1/97). Other Directorships Held:
Drive Pittsburgh, PA    Director, Michael Baker Corporation
TRUSTEE Began serving:  (engineering and energy services
February 1998           worldwide).

John F. Cunningham      Principal Occupation: Director or
Birth Date: March 5,    Trustee of the Federated Fund Complex.
1943 353 El Brillo Way Other Directorships Held: Chairman, Palm Beach, FL TRUSTEE President and Chief Executive Officer, Began serving: January Cunningham & Co., Inc. (strategic
1999                    business consulting); Trustee
                        Associate, Boston College. Previous
                        Positions: Director, Redgate
                        Communications and EMC Corporation
                        (computer storage systems); Chairman
                        of the Board and Chief Executive
                        Officer, Computer Consoles, Inc.;
                        President and Chief Operating Officer,
                        Wang Laboratories; Director, First
                        National Bank of Boston; Director,
                        Apollo Computer, Inc.

Peter E. Madden Birth   Principal Occupation: Director or
Date: March 16, 1942    Trustee of the Federated Fund Complex;
One Royal Palm Way 100  Management Consultant.
Royal Palm Way Palm      Previous Positions: Representative,
Beach, FL TRUSTEE       Commonwealth of Massachusetts General
Began serving: August   Court; President, State Street Bank
1991                    and Trust Company and State Street
                        Corporation (retired); Director, VISA
                        USA and VISA International; Chairman
                        and Director, Massachusetts Bankers
                        Association; Director, Depository
                        Trust Corporation; Director, The
                        Boston Stock Exchange.


Charles F. Mansfield,   Principal Occupations: Director or
Jr. Birth Date: April   Trustee of the Federated Fund Complex;
10, 1945 80 South Road  Management Consultant; Executive Vice
Westhampton Beach, NY   President, DVC Group, Inc. (marketing
TRUSTEE Began serving:  communications and technology) (prior
January 1999            to 9/1/00). Previous Positions: Chief
                        Executive Officer, PBTC International
                        Bank; Partner, Arthur Young & Company
                        (now Ernst & Young LLP); Chief
                        Financial Officer of Retail Banking
                        Sector, Chase Manhattan Bank; Senior
                        Vice President, HSBC Bank USA
                        (formerly, Marine Midland Bank); Vice
                        President, Citibank; Assistant
                        Professor of Banking and Finance,
                        Frank G. Zarb School of Business,
                        Hofstra University.

John E. Murray, Jr.,    Principal Occupations: Director or
J.D., S.J.D. Birth      Trustee of the Federated Fund Complex;
Date: December 20,      Chancellor and Law Professor, Duquesne
1932 Chancellor,        University; Consulting Partner,
Duquesne University     Mollica & Murray. Other Directorships
Pittsburgh, PA Began    Held: Director, Michael Baker Corp.
serving: February 1995  (engineering, construction, operations and technical services). Previous
                        Positions: President, Duquesne
                        University; Dean and Professor of Law,
                        University of Pittsburgh School of
                        Law; Dean and Professor of Law,
                        Villanova University School of Law.

Marjorie P. Smuts       Principal Occupations: Director or
Birth Date: June 21,    Trustee of the Federated Fund Complex;
1935 4905 Bayard        Public Relations/Marketing
Street Pittsburgh, PA   Consultant/Conference Coordinator.
TRUSTEE Began serving:  Previous Positions: National
January 1990            Spokesperson, Aluminum Company of
                        America; television producer;
                        President, Marj Palmer Assoc.; Owner,
                        Scandia Bord.

John S. Walsh Birth     Principal Occupations: Director or
Date: November 28,      Trustee of the Federated Fund Complex;
1957 2604 William       President and Director, Heat Wagon,
Drive Valparaiso, IN    Inc. (manufacturer of construction
TRUSTEE Began serving:  temporary heaters); President and
January 1999            Director, Manufacturers Products, Inc.
                        (distributor of portable construction
                        heaters); President, Portable Heater
                        Parts, a division of Manufacturers
                        Products, Inc. Other Directorships
                        Held: Director, Walsh & Kelly, Inc.
                        (heavy highway contractor). Previous
                        Position: Vice President, Walsh &
                        Kelly, Inc.




OFFICERS


Name Birth Date Address    Principal Occupation(s) and
Positions Held with Trust  Previous Positions

Edward C. Gonzales Birth   Principal Occupations:
Date: October 22, 1930     President, Executive Vice
EXECUTIVE VICE President   President and Treasurer of some
                           of the Funds in the Federated
                           Fund Complex; Vice Chairman,
                           Federated Investors, Inc.;
                           Trustee, Federated
                           Administrative Services.
                           Previous Positions: Trustee or
                           Director of some of the Funds in
                           the Federated Fund Complex; CEO
                           and Chairman, Federated
                           Administrative Services.

John W. McGonigle Birth    Principal Occupations: Executive
Date: October 26, 1938     Vice President and Secretary of
EXECUTIVE VICE PRESIDENT   the Federated Fund Complex;
AND SECRETARY              Executive Vice President,
                           Secretary and Director,
                           Federated Investors, Inc.

Richard J. Thomas Birth    Principal Occupations: Treasurer
Date: June 17, 1954        of the Federated Fund Complex;
TREASURER                  Senior Vice President, Federated
                           Administrative Services.

Richard B. Fisher Birth    Principal Occupations: President
Date: May 17, 1923 VICE    or Vice President of some of the
PRESIDENT                  Funds in the Federated Fund
                           Complex; Vice Chairman,
                           Federated Investors, Inc.;
                           Chairman, Federated Securities
                           Corp. Previous Positions:
                           Director or Trustee of some of
                           the Funds in the Federated Fund
                           Complex; Executive Vice
                           President, Federated Investors,
                           Inc. and Director and Chief
                           Executive Officer, Federated
                           Securities Corp.

Stephen F. Auth Birth      Principal Occupations: Chief
Date: November 28, 1942    Investment Officer of this Fund
CHIEF INVESTMENT OFFICER   and various other Funds in the
                           Federated Fund Complex;
                           Executive Vice President,
                           Federated Investment Counseling,
                           Federated Global Investment
                           Management Corp., Federated
                           Investment Management Company
                           and Passport Research, Ltd.
                           Previous Positions: Senior Vice
                           President, Global Portfolio
                           Management Services Division;
                           Senior Vice President, Federated
                           Investment Management Company
                           and Passport Research, Ltd.;
                           Senior Managing Director and
                           Portfolio Manager, Prudential
                           Investments.



A Statement of Additional Information (SAI) dated
December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi- Annual Reports to shareholders as they become available. The Annual
Report's Management's Discussion of Fund
Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
To obtain the SAI, Annual Report, Semi-Annual
Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund
(including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR
Database on the SEC's Internet site at
http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's
Public Reference Section, Washington, DC
20549-0102. Call 1-202-942-8090 for information on
the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6061

Cusip 31420E502

G00717-01 (12/03)















FEDERATED MAX-CAP INDEX FUND

A Portfolio of Federated Index Trust


STATEMENT OF ADDITIONAL INFORMATION


December 31, 2003



INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CLASS C SHARES
CLASS K SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the combined prospectus for Federated Max-Cap Index Fund (Fund)--Institutional
Shares, Institutional Service Shares and Class C Shares dated
December 31, 2002, and the prospectus for Class K Shares dated
April 7, 2003.

Obtain the prospectuses and the Annual Report's Management's
Discussion of Fund Performance without charge by calling
1-800-341-7400.

0032104B (4/03)


CONTENTS
How is the Fund Organized?................ 1
Securities in Which the Fund Invests...... 1
What Do Shares Cost?...................... 6
How is the Fund Sold?..................... 6
Exchanging Securities for Shares.......... 7
Subaccounting Services.................... 7
Redemption in Kind........................ 7
Massachusetts Partnership Law............. 7
Account and Share Information............. 7
Tax Information........................... 8
Who Manages and Provides Services to the Fund?   8
How Does the Fund Measure Performance?... 12
Who is Federated Investors, Inc.?........ 14
Standard & Poor's........................ 15
Addresses................................ 16





HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Max-Cap Fund to Federated Max-Cap Index Fund on July 16, 2001.
  The Board of Trustees (the "Board") has established four classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment manager is Federated Investment Management Company (Manager).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.
COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.
INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.
WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest.
TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open
(even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

The Fund has claimed an exclusion from the definition of the term
"commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.


FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.
  The Fund may buy and sell stock index futures as a substitute for direct investments in the Index in order to help fully replicate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").
OPTIONS
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.
  The Fund may:
n     buy call options on the S&P 500, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);
n     buy listed put options on the S&P 500 (in anticipation of a decrease in the value of the underlying asset);
n     buy or write options to close out existing option positions; or
n     write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the S&P 500 (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.
DEPOSITARY RECEIPTS
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign- based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts, Global Depositary Receipts, and International Depositary Receipts, are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.



Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country;
o     the principal  trading market for its securities is in another country;
   or
o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter- fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements ("Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings ("Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Non-Investment Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts
Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


Risks of Foreign Investing
  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's fundamental investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the S&P 500. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."
  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contract's that settle by payment of cash are not deemed to be investments in commodities.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
n     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
n     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
n     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over- the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
n     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
n     for all other securities at fair value as determined in good faith by the Board.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
     You can reduce or eliminate the applicable front-end sales charge, as follows:
     Reinvestment Privilege
     You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:
o the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
o any associated person of an investment dealer who has a sales agreement with the Distributor; and
o     trusts, pension or profit-sharing plans for these individuals.

Purchases through Omnibus Accounts (Class C Shares only)
Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES) These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares. Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:
n     following the death or post-purchase disability, as defined in Section
  72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
n     representing minimum required distributions from an Individual
  Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;
n     of Shares that represent a reinvestment within 120 days of a previous redemption;
n     of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
n     of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
n     which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES, CLASS C SHARES AND CLASS K
SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
  The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
  For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES (INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES AND CLASS C SHARES ONLY)
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.
  Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.
  When an investment professional's customer purchases Shares, the investment professional may receive an amount up to 1.00%, of the NAV of Class C Shares.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.
  All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.
  As of March 20, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Mitra & Co. Milwaukee, WI, owned approximately 7,168,626 Shares (14.83%).
  As of March 20, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service
Shares: IMS & Co. for the exclusive benefit of customers, Englewood, CO, owned approximately 2,096,937 Shares (7.07%); Banc of America Securities LLC, Charlotte, NC, owned approximately 2,120,064 Shares (7.15%); Centurion Trust Company, Phoenix, AZ owned approximately 3,517,761 Shares (11.86%).
  As of March 20, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 619,322 Shares (13.25%); MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 483,515 Shares (10.34%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios.
  As of March 20, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION



* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION





OFFICERS**


**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD



BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001



INVESTMENT MANAGER
The Manager is a wholly owned subsidiary of Federated.
  The Manager oversees the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The
Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



Other Related Services
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Fund, its Manager and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
  Investment decisions for the Fund are made independently from those of other accounts managed by the Manager.
  Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/ or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings (IPOs) are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CUSTODIAN
State Street Bank Trust Company, Boston, Massachusetts is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
  Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

  Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year, ten-year and/or Start of Performance periods ended October 31, 2002.
  Yield is given for the 30-day period ended October 31, 2002.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:
n     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
n     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
n     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
n     information about the mutual fund industry from sources such as the
  Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.
  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)
The DJIA represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA is a leading economic indicator for the stock market as a whole.


Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Morningstar, Inc.
Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Price Index (S&P 500)
The S&P 500 is a composite index of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P 500 figures.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.
  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds
In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.
  The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity-- Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high-yield products.





Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial Managers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James
F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

STANDARD & POOR'S

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.
  S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
ADDRESSES

FEDERATED MAX-CAP INDEX FUND
Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Manager
Fund Asset Management, L.P. doing business as
Mercury Advisors
800 Scudders Mill Road
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072











FEDERATED MID-CAP INDEX FUND

A Portfolio of Federated Index Trust

PROSPECTUS


December 31, 2003

A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's MidCap 400 Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary                                  1
What are the Fund's Fees and Expenses?               4
What are the Fund's Investment Strategies?           5
What are the Principal Securities in Which the Fund Invests?      5
What are the Specific Risks of Investing in the Fund?6
What do Shares Cost?                                 7
How is the Fund Sold?                                8
How to Purchase Shares                               8
How to Redeem Shares                                10
Account and Share Information                       12
Who Manages the Fund?                               13
Financial Information                               14
Report of Ernst & Young LLP, Independent Auditors   35


RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's MidCap 400 Index (S&P 400).
  The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
|_|   Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
|_|   Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
|_|   Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
|_|   Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments that affect those sectors emphasized by the Fund.
|_|   Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value. The Fund's total return for the nine-month period from January 1, 2002 to September 30, 2002 was (19.60)%.
Within the period shown in the bar chart, the Fund's highest quarterly return was 27.73% (quarter ended December 31, 1998). Its lowest quarterly return was (16.68)% (quarter ended September 30, 2001).


Average Annual Total Return Table
Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 400, a broad based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)
                                                                 Start of
                                       1Year        5Year      Performance1
Fund:
Return Before Taxes                  (1.30)%       15.21%         14.94%
Return After Taxes on
Distributions2                       (1.91)%       12.35%         12.34%
Return After Taxes on
Distributions and Sale of Fund
Shares2                              (0.54)%       11.75%         11.65%
S&P 400                              (0.60)%       16.12%         16.03%


1 The Fund's start of performance date was November 5, 1992.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.


WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MID-CAP INDEX FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a          None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of        None
original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested               None
Dividends (and other Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of amount redeemed, if          None
applicable)
Exchange Fee                                                    None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2                                                 0.40%
Distribution (12b-1) Fee                                        None
Shareholder Services Fee3                                       0.25%
Other Expenses                                                  0.08%
Total Annual Fund Operating Expenses                            0.73%
1Although not contractually obligated to do so, the Manager and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.
Total Waivers of Fund Expenses                                  0.23%
Total Actual Annual Fund Operating Expenses (after waivers)     0.50%
2The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended October 31, 2002.
3A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.03% for the fiscal year ended October 31, 2002.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
---------------------------------
1 Year                       $75
3 Years                     $233
5 Years                     $406
10 Years                    $906


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the S&P 400. As of November 30, 2002, the capitalization range of the issuers comprising the S&P 400 was $100 million to $7,732 million. As of the same date, the weighted median market capitalization of the Fund was $2.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the S&P 400 ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the S&P 400. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the S&P 400. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the S&P 400 but before the effective date of the changes; (2) purchasing S&P 400 futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less the 80% of its assets in Index investments.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES
Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

The Fund has claimed an exclusion from the definition of the term
"commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
  Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.
  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.
  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.
  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
Establish an account with the investment professional; and

Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

Establish your account with the Fund by submitting a completed New
  Account Form; and

Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

through an investment professional if you purchased Shares through an investment professional; or

directly from the Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem Shares by mailing a written request to the Fund.
  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

All requests must include:
  Fund Name and Share Class, account number and account registration; amount to be redeemed; and signatures of all shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:
  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or a redemption is payable to someone other than the shareholder(s) of record.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
  an electronic transfer to your account at a financial institution that is an ACH member; or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?




The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $95 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.

The Manager receives an annual investment management fee of 0.40% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND
SHAREHOLDERS OF FEDERATED MID-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the Federated Mid-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) (the "Trust") as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated
Mid-Cap Index Fund of the Federated Index Trust at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
December 11, 2002


BOARD OF TRUSTEES AND TRUST OFFICERS
The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes:
Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND


Name Birth      Principal Occupation(s), Previous
Date Address    Positions and Other Directorships Held
Positions
Held with
Trust Date
Service Began
John F.         Principal Occupations: Chief
Donahue*        Executive Officer and Director or
Birth Date:     Trustee of the Federated Fund
July 28, 1924   Complex; Chairman and Director,
CHAIRMAN AND    Federated Investors, Inc.
TRUSTEE Began
serving:
January 1990

J.              Principal Occupations: President or
Christopher     Executive Vice President of the
Donahue*        Federated Fund Complex; Director or
Birth Date:     Trustee of some of the Funds in the
April 11,       Federated Fund Complex; President,
1949            Chief Executive Officer and Director,
PRESIDENT AND   Federated Investors, Inc.
TRUSTEE Began
serving:
January 1990

Lawrence D.     Principal Occupations: Director or
Ellis, M.D.*    Trustee of the Federated Fund
Birth Date:     Complex; Professor of Medicine,
October 11,     University of Pittsburgh; Medical
1932 3471       Director, University of Pittsburgh
Fifth Avenue    Medical Center Downtown;
Suite 1111      Hematologist, Oncologist and
Pittsburgh,     Internist, University of Pittsburgh
PA TRUSTEE      Medical Center. Other Directorships
Began           Held: Member, National Board of
serving:        Trustees, Leukemia Society of
January 1990    America. Previous Positions: Trustee,
                University of Pittsburgh; Director,
                University of Pittsburgh Medical
                Center.



* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND


Name Birth Date   Principal Occupation(s), Previous
Address           Positions and Other Directorships
Positions Held    Held
with Trust Date
Service Began
Thomas G.         Principal Occupation: Director or
Bigley Birth      Trustee of the Federated Fund
Date: February    Complex. Other Directorships Held:
3, 1934 15 Old    Director, Member of Executive
Timber Trail      Committee, Children's Hospital of
Pittsburgh, PA    Pittsburgh; Director, Member of
TRUSTEE Began     Executive Committee, University of
serving:          Pittsburgh. Previous Position:
October 1995      Senior Partner, Ernst & Young LLP.

John T. Conroy,   Principal Occupations: Director or
Jr. Birth Date:   Trustee of the Federated Fund
June 23, 1937     Complex; Chairman of the Board,
Grubb &           Investment Properties Corporation;
Ellis/Investment  Partner or Trustee in private real
Properties        estate ventures in Southwest
Corporation       Florida. Previous Positions:
3201 Tamiami      President, Investment Properties
Trail North       Corporation; Senior Vice President,
Naples, FL        John R. Wood and Associates, Inc.,
TRUSTEE Began     Realtors; President, Naples
serving: August   Property Management, Inc. and
1991              Northgate Village Development
                  Corporation.

Nicholas P.       Principal Occupations: Director or
Constantakis      Trustee of the Federated Fund
Birth Date:       Complex; Partner, Andersen
September 3,      Worldwide SC (prior to 9/1/97).
1939 175          Other Directorships Held: Director,
Woodshire Drive   Michael Baker Corporation
Pittsburgh, PA    (engineering and energy services
TRUSTEE Began     worldwide).
serving:
February 1998

John F.           Principal Occupation: Director or
Cunningham        Trustee of the Federated Fund
Birth Date:       Complex. Other Directorships Held:
March 5, 1943     Chairman, President and Chief
353 El Brillo     Executive Officer, Cunningham &
Way Palm Beach,   Co., Inc. (strategic business
FL TRUSTEE        consulting); Trustee Associate,
Began serving:    Boston College. Previous Positions:
January 1999      Director, Redgate Communications
                  and EMC Corporation (computer
                  storage systems); Chairman of the
                  Board and Chief Executive Officer,
                  Computer Consoles, Inc.; President
                  and Chief Operating Officer, Wang
                  Laboratories; Director, First
                  National Bank of Boston; Director,
                  Apollo Computer, Inc.

Peter E. Madden   Principal Occupation: Director or
Birth Date:       Trustee of the Federated Fund
March 16, 1942    Complex; Management Consultant.
One Royal Palm    Previous Positions: Representative,
Way 100 Royal     Commonwealth of Massachusetts
Palm Way Palm     General Court; President, State
Beach, FL         Street Bank and Trust Company and
TRUSTEE Began     State Street Corporation (retired);
serving: August   Director, VISA USA and VISA
1991              International; Chairman and
                  Director, Massachusetts Bankers
                  Association; Director, Depository
                  Trust Corporation; Director, The
                  Boston Stock Exchange.

Charles F.        Principal Occupations: Director or
Mansfield, Jr.    Trustee of the Federated Fund
Birth Date:       Complex; Management Consultant;
April 10, 1945    Executive Vice President, DVC
80 South Road     Group, Inc. (marketing
Westhampton       communications and technology)
Beach, NY         (prior to 9/1/00). Previous
TRUSTEE Began     Positions: Chief Executive Officer,
serving:          PBTC International Bank; Partner,
January 1999      Arthur Young & Company (now Ernst &
                  Young LLP); Chief Financial Officer
                  of Retail Banking Sector, Chase
                  Manhattan Bank; Senior Vice
                  President, HSBC Bank USA (formerly,
                  Marine Midland Bank); Vice
                  President, Citibank; Assistant
                  Professor of Banking and Finance,
                  Frank G. Zarb School of Business,
                  Hofstra University.

John E. Murray,   Principal Occupations: Director or
Jr., J.D.,        Trustee of the Federated Fund
S.J.D. Birth      Complex; Chancellor and Law
Date: December    Professor, Duquesne University;
20, 1932          Consulting Partner, Mollica &
Chancellor,       Murray. Other Directorships Held:
Duquesne          Director, Michael Baker Corp.
University        (engineering, construction,
Pittsburgh, PA    operations and technical services).
TRUSTEE Began     Previous Positions: President,
serving:          Duquesne University; Dean and
February 1995     Professor of Law, University of
                  Pittsburgh School of Law; Dean and
                  Professor of Law, Villanova
                  University School of Law.

Marjorie P.       Principal Occupations: Director or
Smuts Birth       Trustee of the Federated Fund
Date: June 21,    Complex; Public Relations/Marketing
1935 4905         Consultant/Conference Coordinator.
Bayard Street     Previous Positions: National
Pittsburgh, PA    Spokesperson, Aluminum Company of
TRUSTEE Began     America; television producer;
serving:          President, Marj Palmer Assoc.;
January 1990      Owner, Scandia Bord.

John S. Walsh     Principal Occupations: Director or
Birth Date:       Trustee of the Federated Fund
November 28,      Complex; President and Director,
1957 2604         Heat Wagon, Inc. (manufacturer of
William Drive     construction temporary heaters);
Valparaiso, IN    President and Director,
TRUSTEE Began     Manufacturers Products, Inc.
serving:          (distributor of portable
January 1999      construction heaters); President,
                  Portable Heater Parts, a division
                  of Manufacturers Products, Inc.
                  Other Directorships Held: Director,
                  Walsh & Kelly, Inc. (heavy highway
                  contractor). Previous Position:
                  Vice President, Walsh & Kelly, Inc.




OFFICERS


Name Birth       Principal Occupation(s) and Previous
Date Address     Positions
Positions Held
with Trust
Edward C.        Principal Occupations: President,
Gonzales Birth   Executive Vice President and
Date: October    Treasurer of some of the Funds in
22, 1930         the Federated Fund Complex; Vice
EXECUTIVE VICE   Chairman, Federated Investors, Inc.;
PRESIDENT        Trustee, Federated Administrative
                 Services. Previous Positions:
                 Trustee or Director of some of the
                 Funds in the Federated Fund Complex;
                 CEO and Chairman, Federated
                 Administrative Services.

John W.          Principal Occupations: Executive
McGonigle        Vice President and Secretary of the
Birth Date:      Federated Fund Complex; Executive
October 26,      Vice President, Secretary and
1938 EXECUTIVE   Director, Federated Investors, Inc.
VICE PRESIDENT
AND SECRETARY

Richard J.       Principal Occupations: Treasurer of
Thomas Birth     the Federated Fund Complex; Senior
Date: June 17,   Vice President, Federated
1954 TREASURER   Administrative Services.

Richard B.       Principal Occupations: President or
Fisher Birth     Vice President of some of the Funds
Date: May 17,    in the Federated Fund Complex; Vice
1923 VICE        Chairman, Federated Investors, Inc.;
PRESIDENT        Chairman, Federated Securities Corp.
                 Previous Positions: Director or
                 Trustee of some of the Funds in the
                 Federated Fund Complex; Executive
                 Vice President, Federated Investors,
                 Inc. and Director and Chief
                 Executive Officer, Federated
                 Securities Corp.

Stephen F.       Principal Occupations: Chief
Auth Birth       Investment Officer of this Fund and
Date: November   various other Funds in the Federated
28, 1942 CHIEF   Fund Complex; Executive Vice
INVESTMENT       President, Federated Investment
OFFICER          Counseling, Federated Global
                 Investment Management Corp.,
                 Federated Investment Management
                 Company and Passport Research, Ltd.
                 Previous Positions: Senior Vice
                 President, Global Portfolio
                 Management Services Division; Senior
                 Vice President, Federated Investment
                 Management Company and Passport
                 Research, Ltd. Senior Managing
                 Director and Portfolio Manager,
                 Prudential Investments.




A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6061

Cusip 31420E205

2062304A (12/02)








FEDERATED MID-CAP INDEX FUND

A Portfolio of Federated Index Trust

STATEMENT OF ADDITIONAL INFORMATION


December 31, 2003



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Mid-Cap Index Fund (Fund), dated December 31, 2002.

Obtain the prospectus and the Annual Report's Management's
Discussion of Fund Performance without charge by calling
1-800-341-7400.

2062304B (12/02)

CONTENTS
How is the Fund Organized?.................1
Securities in Which the Fund Invests.......1
What do Shares Cost?.......................5
How is the Fund Sold?......................5
Exchanging Securities for Shares...........5
Subaccounting Services.....................6
Redemption in Kind.........................6
Massachusetts Partnership Law..............6
Account and Share Information..............6
Tax Information............................6
Who Manages and Provides Services to the Fund?  7
How Does the Fund Measure Performance?....11
Who is Federated Investors, Inc.?.........13
Standard & Poor's.........................14
Addresses.................................14

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Mid-Cap Fund to Federated Mid-Cap Index Fund on July 16, 2001.
  The Fund's investment Manager is Federated Investment Management Company (Manager).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.
COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.
INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.
WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest.
TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.
AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter
(OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Standard & Poor's MidCap 400 Index ("Index") in order to help fully replicate the performance of the Index.
OPTIONS
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.
The Fund may:
|_|   Buy call options on the Index, stock index futures
  contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);
|_|   Buy or write options to close out existing option
  positions; or
|_|   Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset).
Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.
DEPOSITARY RECEIPTS
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts
(EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.
  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus.
Additional risk factors are outlined below.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Non-Investment Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts
Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks comprising the mid-level stock capitalization sector of the United States equity market. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."
  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
|_|   for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
|_|   in the absence of recorded sales for equity securities,
  according to the mean between the last closing bid and asked prices;
|_|   futures contracts and options are generally valued at
  market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
|_|   for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
|_|   for all other securities at fair value as determined in
  good faith by the Board.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.
  Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.
  All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.
  As of December 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:
First Citizens Bank and Trust Co., Raleigh, NC, owned approximately 1,345,002 Shares (5.19%); The Standared Insurance, Portland, OR, owned approximately 1,985,506 Shares (7.67%); Charles Schwab and Co., Inc., owned approximately 3,552,669 Shares (13.72%).

TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.
  As of December 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION



                  Principal Occupation(s) for Past Five Years,     Aggregate           Total
Name              Other Directorships Held and Previous          Compensation    Compensation
Birth Date        Positions                                        From Fund  From Trust and
Address                                                                (past  Federated Fund
Positions Held                                                        fiscal         Complex
with Trust Date                                                        year)  (past calendar
Service Began                                                                          year)
John F. Donahue*  Principal Occupations: Chief Executive Officer          $0              $0
Birth Date: July  and Director or Trustee of the Federated Fund
28, 1924          Complex; Chairman and Director, Federated
CHAIRMAN AND      Investors, Inc.; Chairman, Federated
TRUSTEE           Investment Management Company, Federated
Began serving:    Global Investment Management Corp. and
January 1990      Passport Research, Ltd.
                  Previous Positions: Trustee, Federated
                  Investment Management Company and Chairman and
                  Director, Federated Investment Counseling.

J. Christopher    Principal Occupations: President or Executive           $0              $0
Donahue*          Vice President of the Federated Fund Complex;
Birth Date:       Director or Trustee of some of the Funds in
April 11, 1949    the Federated Fund Complex; President, Chief
PRESIDENT AND     Executive Officer and Director, Federated
TRUSTEE           Investors, Inc.; President, Chief Executive
Began serving:    Officer and Trustee, Federated Investment
January 1990      Management Company; Trustee, Federated
                  Investment Counseling; President, Chief
                  Executive Officer and Director, Federated
                  Global Investment Management Corp.; President
                  and Chief Executive Officer, Passport
                  Research, Ltd.; Trustee, Federated Shareholder
                  Services Company; Director, Federated Services
                  Company.
                  Previous Position: President, Federated
                  Investment Counseling.

Lawrence D.       Principal Occupations: Director or Trustee of      $536.78     $117,117.17
Ellis, M.D.*      the Federated Fund Complex; Professor of
Birth Date:       Medicine, University of Pittsburgh; Medical
October 11, 1932  Director, University of Pittsburgh Medical
3471 Fifth        Center Downtown; Hematologist, Oncologist and
Avenue            Internist, University of Pittsburgh Medical
Suite 1111        Center.
Pittsburgh, PA    Other Directorships Held: Member, National
TRUSTEE           Board of Trustees, Leukemia Society of
Began serving:    America.
January 1999      Previous Positions: Trustee, University of
                  Pittsburgh; Director, University of Pittsburgh
                  Medical Center.



* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION



                  Principal Occupation(s) for Past Five Years,     Aggregate           Total
Name              Other Directorships Held and Previous          Compensation    Compensation
Birth Date        Positions                                        From Fund  From Trust and
Address                                                                (past  Federated Fund
Positions Held                                                        fiscal         Complex
with Trust Date                                                        year)  (past calendar
Service Began                                                                          year)


Thomas G. Bigley   Principal Occupation: Director or Trustee         $590.49     $128,847.72
Birth Date:        of the Federated Fund Complex.
February 3, 1934   Other Directorships Held: Director, Member
15 Old Timber      of Executive Committee, Children's Hospital
Trail              of Pittsburgh; Director, Member of
Pittsburgh, PA     Executive Committee, University of
TRUSTEE            Pittsburgh.
Began serving:     Previous Position: Senior Partner, Ernst &
October 1995       Young LLP.

John T. Conroy,    Principal Occupations: Director or Trustee        $590.49     $128,847.66
Jr.                of the Federated Fund Complex; Chairman of
Birth Date: June   the Board, Investment Properties
23, 1937           Corporation; Partner or Trustee in private
Grubb &            real estate ventures in Southwest Florida.
Ellis/Investment   Previous Positions: President, Investment
Properties         Properties Corporation; Senior Vice
Corporation        President, John R. Wood and Associates,
3838 Tamiami       Inc., Realtors; President, Naples Property
Trail              Management, Inc. and Northgate Village
N. Naples, FL      Development Corporation.
TRUSTEE
Began serving:
August 1991

Nicholas P.        Principal Occupation: Director or Trustee         $590.49     $126,923.53
Constantakis       of the Federated Fund Complex; Partner,
Birth Date:        Andersen Worldwide SC (prior to 9/1/97).
September 3, 1939  Other Directorships Held: Director, Michael
175 Woodshire      Baker Corporation (engineering and energy
Drive              services worldwide).
Pittsburgh, PA
TRUSTEE
Began serving:
February 1998

John F.            Principal Occupation: Director or Trustee         $536.78     $115,368.16
Cunningham         of the Federated Fund Complex.
Birth Date: March  Other Directorships Held: Chairman,
5, 1943            President and Chief Executive Officer,
353 El Brillo Way  Cunningham & Co., Inc. (strategic business
Palm Beach, FL     consulting); Trustee Associate, Boston
TRUSTEE            College.
Began serving:     Previous Positions: Director, Redgate
January 1999       Communications and EMC Corporation
                   (computer storage systems); Chairman of the
                   Board and Chief Executive Officer, Computer
                   Consoles, Inc.; President and Chief
                   Operating Officer, Wang Laboratories;
                   Director, First National Bank of Boston;
                   Director, Apollo Computer, Inc.

Peter E. Madden    Principal Occupation: Director or Trustee         $536.78     $117,117.14
Birth Date: March  of the Federated Fund Complex; Management
16, 1942 One       Consultant.
Royal Palm Way     Previous Positions: Representative,
100 Royal Palm     Commonwealth of Massachusetts General
Way Palm Beach,    Court; President, State Street Bank and
FL TRUSTEE Began   Trust Company and State Street Corporation
serving: August    (retired); Director, VISA USA and VISA
1991               International; Chairman and Director,
                   Massachusetts Bankers Association;
                   Director, Depository Trust Corporation;
                   Director, The Boston Stock Exchange.

Charles F.         Principal Occupations: Director or Trustee        $590.49     $128,847.66
Mansfield, Jr.     of the Federated Fund Complex; Management
Birth Date: April  Consultant; Executive Vice President, DVC
10, 1945           Group, Inc. (marketing, communications and
80 South Road      technology) (prior to 9/1/00).
Westhampton        Previous Positions: Chief Executive
Beach, NY          Officer, PBTC International Bank; Partner,
TRUSTEE            Arthur Young & Company (now Ernst & Young
Began serving:     LLP); Chief Financial Officer of Retail
January 1999       Banking Sector, Chase Manhattan Bank;
                   Senior Vice President, HSBC Bank USA
                   (formerly, Marine Midland Bank); Vice
                   President, Citibank; Assistant Professor of
                   Banking and Finance, Frank G. Zarb School
                   of Business, Hofstra University.

John E. Murray,    Principal Occupations: Director or Trustee        $635.34     $117,117.14
Jr., J.D., S.J.D.  of the Federated Fund Complex; Chancellor
Birth Date:        and Law Professor, Duquesne University;
December 20, 1932  Consulting Partner, Mollica & Murray.
Chancellor,        Other Directorships Held: Director, Michael
Duquesne           Baker Corp. (engineering, construction,
University         operations and technical services).
Pittsburgh, PA     Previous Positions: President, Duquesne
TRUSTEE            University; Dean and Professor of Law,
Began serving:     University of Pittsburgh School of Law;
February 1995      Dean and Professor of Law, Villanova
                   University School of Law.

Marjorie P. Smuts  Principal Occupations: Director or Trustee        $536.78     $117,117.17
Birth Date: June   of the Federated Fund Complex; Public
21, 1935           Relations/ Marketing Consultant/Conference
4905 Bayard        Coordinator.
Street             Previous Positions: National Spokesperson,
Pittsburgh, PA     Aluminum Company of America; television
TRUSTEE Began      producer; President, Marj Palmer Assoc.;
serving: January   Owner, Scandia Bord.
1990

John S. Walsh      Principal Occupations: Director or Trustee        $536.78     $117,117.17
Birth Date:        of the Federated Fund Complex; President
November 28, 1957  and Director, Heat Wagon, Inc.
2604 William       (manufacturer of construction temporary
Drive              heaters); President and Director,
Valparaiso, IN     Manufacturers Products, Inc. (distributor
TRUSTEE            of portable construction heaters);
Began serving:     President, Portable Heater Parts, a
January 1999       division of Manufacturers Products, Inc.
                   Other Directorships Held: Director, Walsh &
                   Kelly, Inc. (heavy highway contractor).
                   Previous Position: Vice President, Walsh &
                   Kelly, Inc.






OFFICERS**


Name               Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held
with Trust
Edward C.          Principal Occupations: President, Executive Vice President and
Gonzales           Treasurer of some of the Funds in the Federated Fund Complex; Vice
Birth Date:        Chairman, Federated Investors, Inc.; Trustee, Federated Administrative
October 22, 1930   Services.
EXECUTIVE VICE     Previous Positions: Trustee or Director of some of the Funds in the
PRESIDENT          Federated Fund Complex; CEO and Chairman, Federated Administrative
                   Services; Vice President, Federated Investment Management Company,
                   Federated Investment Counseling, Federated Global Investment Management
                   Corp. and Passport Research, Ltd.; Director and Executive Vice
                   President, Federated Securities Corp.; Director, Federated Services
                   Company; Trustee, Federated Shareholder Services Company.

John W.            Principal Occupations: Executive Vice President and Secretary of the
McGonigle          Federated Fund Complex; Executive Vice President, Secretary and
Birth Date:        Director, Federated Investors, Inc.
October 26, 1938   Previous Positions: Trustee, Federated Investment Management Company
EXECUTIVE VICE     and Federated Investment Counseling; Director, Federated Global
PRESIDENT          Investment Management Corp., Federated Services Company and Federated
AND SECRETARY      Securities Corp.

Richard J.         Principal Occupations: Treasurer of the Federated Fund Complex; Senior
Thomas             Vice President, Federated Administrative Services.
Birth Date: June   Previous Positions: Vice President, Federated Administrative Services;
17, 1954           held various management positions within Funds Financial Services
TREASURER          Division of Federated Investors, Inc.

Richard B.         Principal Occupations: President or Vice President of some of the Funds
Fisher             in the Federated Fund Complex; Vice Chairman, Federated Investors,
Birth Date: May    Inc.; Chairman, Federated Securities Corp.
17, 1923           Previous Positions: Director or Trustee of some of the Funds in the
VICE PRESIDENT     Federated Fund Complex; Executive Vice President, Federated Investors,
                   Inc. and Director and Chief Executive Officer, Federated Securities
                   Corp.

Stephen F. Auth    Principal Occupations: Chief Investment Officer of this Fund and
Birth Date:        various other Funds in the Federated Fund Complex; Executive Vice
September 3,       President, Federated Investment Counseling, Federated Global Investment
1956               Management Corp., Federated Investment Management Company and Passport
CHIEF INVESTMENT   Research, Ltd.
OFFICER            Previous Positions: Senior Vice President, Global Portfolio Management
                   Services Division; Senior Vice President, Federated Investment
                   Management Company and Passport Research, Ltd.; Senior Managing
                   Director and Portfolio Manager, Prudential Investments.

John W. Harris     John W. Harris has been the Fund's Portfolio Manager since January
Birth Date: June   2003. Mr. Harris initially joined Federated in 1987 as an Investment
6, 1954            Analyst. He served as an Investment Analyst and an Assistant Vice
                   President from 1990 through 1992 and as a Senior Investment Analyst and
                   Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior
                   Investment Analyst and became a Portfolio Manager and an Assistant Vice
                   President of the Fund's Adviser in December 1998. In January 2000, Mr.
                   Harris became a Vice President of the Fund's Adviser. Mr. Harris is a
                   Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.


**    Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John
E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD


                          Committee Functions                                      Meetings
                                                                                   Held
                                                                                   During
                                                                                   Last
Board   Committee Members                                                          Fiscal
Committee                                                                          Year
ExecutivJohn F. Donahue   In between meetings of the full Board, the Executive     Two
        John E. Murray,   Committee generally may exercise all the powers of the
        Jr., J.D., S.J.D. full Board in the management and direction of the business and conduct of the affairs of the Trust in
                          such manner as the Executive Committee shall deem to
                          be in the best interests of the Trust However, the
                          Executive Committee cannot elect or remove Board
                          members, increase or decrease the number of Trustees,
                          elect or remove any Officer, declare dividends, issue
                          shares or recommend to shareholders any action
                          requiring shareholder approval.

Audit   Thomas G. Bigley  The Audit Committee reviews and recommends to the full   Four
        John T. Conroy,   Board the independent auditors to be selected to audit
        Jr.               the Fund's financial statements; meet with the
        Nicholas P.       independent auditors periodically to review the
        Constantakis      results of the audits and report the results to the
        Charles F.        full Board; evaluate the independence of the auditors,
        Mansfield, Jr.    review legal and regulatory matters that may have a
                          material effect on the financial statements, related
                          compliance policies and programs, and the related
                          reports received from regulators; review the Fund's
                          internal audit function; review compliance with the
                          Fund's code of conduct/ethics; review valuation
                          issues; monitor inter-fund lending transactions;
                          review custody services and issues and investigate any
                          matters brought to the Committee's attention that are
                          within the scope of its duties.



BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

                      Dollar          Aggregate
                      Range of     Dollar Range
                      Shares                 of
                      Owned in     Shares Owned
                      Fund                   in
                                      Federated
                                      Family of
Interested Board                     Investment
Member Name                           Companies
John F. Donahue             None  Over $100,000
J. Christopher        Over        Over $100,000
Donahue                 $100,000
Lawrence D. Ellis,          None  Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley            None  Over $100,000
John T. Conroy, Jr.         None  Over $100,000
Nicholas P.           $10,001-$50,Over $100,000
Constantakis
John F. Cunningham          None  Over $100,000
Peter E. Madden             None  Over $100,000
Charles F.                  None      $50,001 -
Mansfield, Jr.                         $100,000
John E. Murray, Jr.,        None  Over $100,000
J.D., S.J.D.
Marjorie P. Smuts           None  Over $100,000
John S. Walsh               None  Over $100,000

INVESTMENT MANAGER
The Manager is a wholly owned subsidiary of Federated.

      The Manager oversees the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc., which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



Other Related Services
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
  Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CUSTODIAN


State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended
October 31                            2002         2001         2000
Management Fee Earned           $1,559,610     $978,887     $623,388
Management Fee Reduction            54,187
Management Fee
Reimbursement                        1,217        1,319          645
Sub-Management Fee                 136,466       85,653       54,651
Brokerage Commissions              282,477      151,404       98,021
Shareholder Services Fee           116,971




HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.
  Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and Start of
Performance periods ended October 31, 2002.
  Yield is given for the 30-day period ended October 31, 2002
                   30            5      Start of
                   Day    1      Years Performance
                   Period Year         on
                                       11/5/1992
Total Return
  Before Taxes     NA     (5.47)%6.40% 11.62%
  After Taxes on   NA     (6.00)%3.79% 9.29%
  Distributions
  After Taxes on   N/A    (3.01)%4.61% 8.99%
  Distributions
  and Sale of
  Shares
Yield              0.73%  N/A    N/A   N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:
|_|   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
|_|   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
|_|   discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
|_|   information about the mutual fund industry from sources such as the Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.
  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Morningstar, Inc.
Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Index
Standard & Poor's Composite Stock Index comprises common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Russell 2000 Small Stock Index
The Russell 2000 Small Stock Index is a broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Wilshire 5000 Equity Indexes
The Wilshire 5000 Equity Indexes consist of nearly 5,000 common equity securities, covering all stocks in the United States for which daily pricing is available and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.
  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds
In the municipal sector, as of December 31, 2001, Federated managed
12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $18.5 billion and $34.6 million, respectively.
  The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity-- Stephen
F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William
D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

MUTUAL FUND MARKET
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial Managers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

STANDARD & POOR'S

"Standard & Poor's," "S&P," "S&P MidCap 400 Index," and Standard and Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 400 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.
  S&P does not guarantee the accuracy and/or the completeness of the S&P 400 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 400 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. ADDRESSES


FEDERATED MID-CAP INDEX FUND
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Sub-Manager
Fund Asset Management,
L.P. doing business as
Mercury Advisors
800 Scudders Mill Road
Plainsboro, NJ  08536



Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600



Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072












FEDERATED MINI-CAP INDEX FUND

A Portfolio of Federated Index Trust

PROSPECTUS


December 31, 2003


INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000(R) Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission
(SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information
Report of Ernst & Young LLP, Independent Auditors

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000(R) Index (RUS2). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund normally invests its assets primarily in common stocks included in the Index.
  The Fund's investment Manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
o Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
o Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
o Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
o Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other government agency.

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



Average Annual Total Return Table
Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the
effect of federal taxes on Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the
Russell 2000 Index (RUS2), a broad based market index. Total returns for the index shown do not reflect sales charges,
expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.
                                    1 Year        5 Years      Start of
                                                               Performance1
Fund:
Return Before Taxes                 1.41%         5.68%        9.79%
Return After Taxes on               1.16%         3.37%        7.48%
Distributions2
Return After Taxes on               0.85%         4.05%        7.37%
Distributions and Sale of Fund
Shares2
RUS2                                2.49%         7.52%        12.00%

1 The Fund's Institutional Shares start of performance date was
  August 11, 1992.
2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.




WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED MINI-CAP INDEX FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------
1 Year                                           $ 118
3 Years                                          $ 368
5 Years                                          $ 638
10 Years                                         $1,409


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002, the capitalization range of the issuers comprising the Index was $100 million to $1.94 billion. As of the same date, the weighted median market capitalization of the Fund was $646 million. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error:
(1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security.
Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES
Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS
o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS
o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
      Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

 You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).
  The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
  Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.
  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."
  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.
  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.
  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.
  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m.
      Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and
o Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional
Shares through a depository institution that is an ACH member.
This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o     directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m.
Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE
(normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem Shares by mailing a written request to the Fund.
  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:
o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:
o your redemption will be sent to an address other than the address of record;
o your redemption will be sent to an address of record that was changed within the last 30 days; or
o a redemption is payable to someone other than the shareholder(s) of record.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
o an electronic transfer to your account at a financial institution that is an ACH member; or
o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o     to allow your purchase to clear;
o     during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?


The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.

  The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has been granted an exemptive order from the SEC which permits the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

MANAGEMENT FEES
The Manager receives an annual investment management fee of 0.50% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.




BOARD OF TRUSTEES AND TRUST OFFICERS

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of
139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes:
Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND


Name
Birth Date
Address
Positions Held     Principal Occupation(s), Previous
with Trust Date    Positions and Other Directorships Held
Service Began
John F. Donahue*   Principal Occupations: Chief
Birth Date: July   Executive Officer and Director or
28, 1924           Trustee of the Federated Fund
CHAIRMAN AND       Complex; Chairman and Director,
TRUSTEE            Federated Investors, Inc.
Began serving:
January 1990

J. Christopher     Principal Occupations: President or
Donahue* Birth     Executive Vice President of the
Date: April 11,    Federated Fund Complex; Director or
1949               Trustee of some of the Funds in the
PRESIDENT AND      Federated Fund Complex; President,
TRUSTEE            Chief Executive Officer and Director,
Began serving:     Federated Investors, Inc.
January 1990

Lawrence D.        Principal Occupations: Director or
Ellis, M.D.*       Trustee of the Federated Fund
Birth Date:        Complex; Professor of Medicine,
October 11, 1932   University of Pittsburgh; Medical
3471 Fifth Avenue  Director, University of Pittsburgh
Suite 1111         Medical Center Downtown;
Pittsburgh, PA     Hematologist, Oncologist and
TRUSTEE            Internist, University of Pittsburgh
Began serving:     Medical Center.
January 1990
                   Other Directorships Held: Member,
                   National Board of Trustees, Leukemia
                   Society of America.

                   Previous Positions: Trustee,
                   University of Pittsburgh; Director,
                   University of Pittsburgh Medical
                   Center.



* Family relationships and reasons for "interested" status: John
  F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND


Name
Birth Date
Address
Positions Held     Principal Occupation(s), Previous
with Trust Date    Positions and Other DirectorshipsHeld
Service Began
Thomas G. Bigley   Principal Occupation: Director or
Birth Date:        Trustee of the Federated Fund
February 3, 1934   Complex.
15 Old Timber
Trail Pittsburgh,  Other Directorships Held: Director,
PA                 Member of Executive Committee,
TRUSTEE            Children's Hospital of Pittsburgh;
Began serving:     Director, Member of Executive
October 1995       Committee, University of Pittsburgh.

                   Previous Position: Senior Partner,
                   Ernst & Young LLP.

John T. Conroy,    Principal Occupations: Director or
Jr.                Trustee of the Federated Fund
Birth Date: June   Complex; Chairman of the Board,
23, 1937 Grubb &   Investment Properties Corporation;
Ellis/Investment   Partner or Trustee in private real
Properties         estate ventures in Southwest Florida.
Corporation 3201
Tamiami Trail      Previous Positions: President,
North              Investment Properties Corporation;
Naples, FL         SeniorVice President, John R. Wood
TRUSTEE            and Associates, Inc., Realtors;
Began serving:     President, Naples Property
August 1991        Management, Inc. and Northgate
                   Village Development Corporation.

Nicholas P.        Principal Occupations: Director or
Constantakis       Trustee of the Federated Fund
Birth Date:        Complex; Partner, Andersen Worldwide
September 3, 1939  SC (prior to 9/1/97).
175 Woodshire
Drive Pittsburgh,  Other Directorships Held: Director,
PA                 Michael Baker Corporation
TRUSTEE            (engineering and energy services
Began serving:     worldwide).
February 1998

John F.            Principal Occupation: Director or
Cunningham Birth   Trustee of the Federated Fund
Date: March 5,     Complex.
1943 353 El
Brillo Way Palm    Other Directorships Held: Chairman,
Beach, FL          President and Chief Executive
TRUSTEE            Officer, Cunningham & Co., Inc.
Began serving:     (strategic business consulting);
January 1999       Trustee Associate, Boston College.

                   Previous Positions: Director, Redgate
                   Communications and EMC Corporation
                   (computer storage systems); Chairman
                   of the Board and Chief Executive
                   Officer, Computer Consoles, Inc.;
                   President and Chief Operating
                   Officer, Wang Laboratories; Director,
                   First National Bank of Boston;
                   Director, Apollo Computer, Inc.

Peter E. Madden    Principal Occupation: Director or
Birth Date: March  Trustee of the Federated Fund
16, 1942 One       Complex; Management Consultant.
Royal Palm Way
100 Royal Palm     Previous Positions: Representative,
Way Palm Beach,    Commonwealth of Massachusetts General
FL TRUSTEE Began   Court; President, State Street Bank
serving: August    and Trust Company and State Street
1991               Corporation (retired); Director, VISA
                   USA and VISA International; Chairman
                   and Director, Massachusetts Bankers
                   Association; Director, Depository
                   Trust Corporation; Director, The
                   Boston Stock Exchange.

Charles F.         Principal Occupations: Director or
Mansfield, Jr.     Trustee of the Federated Fund
Birth Date: April  Complex; Management Consultant;
10, 1945           Executive Vice President, DVC Group,
80 South Road      Inc. (marketing communications and
Westhampton        technology) (prior to 9/1/00).
Beach, NY TRUSTEE
Began serving:     Previous Positions: Chief Executive
January 1999       Officer, PBTC International Bank;
                   Partner, Arthur Young & Company (now
                   Ernst & Young LLP); Chief Financial
                   Officer of Retail Banking Sector,
                   Chase Manhattan Bank; Senior Vice
                   President, HSBC Bank USA (formerly,
                   Marine Midland Bank); Vice President,
                   Citibank; Assistant Professor of
                   Banking and Finance, Frank G. Zarb
                   School of Business, Hofstra
                   University.

John E. Murray,    Principal Occupations: Director or
Jr., J.D., S.J.D.  Trustee of the Federated Fund
Birth Date:        Complex; Chancellor and Law
December 20, 1932  Professor, Duquesne University;
Chancellor,        Consulting Partner, Mollica & Murray.
Duquesne
University         Other Directorships Held: Director,
Pittsburgh, PA     Michael Baker Corp. (engineering,
TRUSTEE Began      construction, operations and
serving: February  technical services).
1995
                   Previous Positions: President,
                   Duquesne University; Dean and
                   Professor of Law, University of
                   Pittsburgh School of Law; Dean and
                   Professor of Law, Villanova
                   University School of Law.

Marjorie P. Smuts  Principal Occupations: Director or
Birth Date: June   Trustee of the Federated Fund
21, 1935 4905      Complex; Public Relations/Marketing
Bayard Street      Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE Began      Previous Positions: National
serving: January   Spokesperson, Aluminum Company of
1990               America; television producer;
                   President, Marj Palmer Assoc.; Owner,
                   Scandia Bord.

John S. Walsh      Principal Occupations: Director or
Birth Date:        Trustee of the Federated Fund
November 28, 1957  Complex; President and Director, Heat
2604 William       Wagon, Inc. (manufacturer of
Drive Valparaiso,  construction temporary heaters);
IN TRUSTEE Began   President and Director, Manufacturers
serving: January   Products, Inc. (distributor of
1999               portable construction heaters);
                   President, Portable Heater Parts, a
                   division of Manufacturers Products,
                   Inc.

                   Other Directorships Held: Director,
                   Walsh & Kelly, Inc. (heavy
                   highwaycontractor).

                   Previous Position: Vice President,
                   Walsh & Kelly, Inc.






OFFICERS


Name Birth Date    Principal Occupation(s) and Previous
Address Positions  Positions
Held with Trust
Edward C.          Principal Occupations: President,
Gonzales           Executive Vice President and
Birth Date:        Treasurer of some of the Funds in the
October 22, 1930   Federated Fund Complex; Vice
EXECUTIVE VICE     Chairman, Federated Investors, Inc.;
PRESIDENT          Trustee, Federated Administrative
                   Services.

                   Previous Positions: Trustee or
                   Director of some of the Funds
                   intheFederated Fund Complex; CEO and
                   Chairman, Federated Administrative
                   Services.

John W. McGonigle  Principal Occupations: Executive Vice
Birth Date:        President and Secretary of the
October 26, 1938   Federated Fund Complex; Executive
EXECUTIVE VICE     Vice President, Secretary and
PRESIDENT          Director, Federated Investors, Inc.
ANDSECRETARY

Richard J. Thomas  Principal Occupations: Treasurer of
Birth Date: June   the Federated Fund Complex; Senior
17, 1954 TREASURER Vice President, Federated
                   Administrative Services.

Richard B. Fisher  Principal Occupations: President or
Birth Date: May    Vice President of some of the Funds
17, 1923 VICE      in the Federated Fund Complex; Vice
PRESIDENT          Chairman, Federated Investors, Inc.;
                   Chairman, Federated Securities Corp.

                   Previous Positions: Director or
                   Trustee of some of the Funds in the
                   Federated Fund Complex; Executive
                   Vice President, Federated Investors,
                   Inc. and Director and Chief Executive
                   Officer, Federated Securities Corp.

Stephen F. Auth    Principal Occupations: Chief
Birth Date:        Investment Officer of this Fund and
November 28, 1942  various other Funds in the Federated
CHIEF INVESTMENT   Fund Complex; Executive Vice
OFFICER            President, Federated Investment
                   Counseling, Federated Global
                   Investment Management Corp.,
                   Federated Investment Management
                   Company and Passport Research, Ltd.

                   Previous Positions: Senior Vice
                   President, Global Portfolio
                   Management Services Division; Senior
                   Vice President, Federated Investment
                   Management Company and Passport
                   Research, Ltd.; Senior Managing
                   Director and Portfolio Manager,
                   Prudential Investments.



A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6061




Cusip 31420E304

2602305A (12/02)









FEDERATED MINI-CAP INDEX FUND

A Portfolio of Federated Index Trust

PROSPECTUS


December 31, 2003

CLASS C SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000(R) Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company.
Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell
Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company.
Russell(TM) is a trademark of the Frank Russell Company.
Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness.

As with all mutual funds, the Securities and Exchange
Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk/Return Summary                                  2
What are the Fund's Fees and Expenses?               4
What are the Fund's Investment Strategies?           5
What are the Principal Securities in Which the Fund
  Invests?                                           6
What are the Specific Risks of Investing in the Fund?7
What do Shares Cost?                                 8
How is the Fund Sold?                               10
How to Purchase Shares                              11
How to Redeem and Exchange Shares                   13
Account and Share Information                       17
Who Manages the Fund?                               18
Financial Information                               19
Report of Ernst & Young LLP, Independent Auditors

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately
2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000(R) Index
("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund normally invests its assets primarily in common stocks included in the Index.
  The Fund's investment Manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore it is possible to lose money by investing in the Fund.
The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
o Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
o Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
o Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
o Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal
Deposit Insurance Corporation, the Federal Reserve
Board, or any other government agency.

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class C Shares total returns on a calendar year-by-year basis. The Average
Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
The total return shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.
The Fund's Class C Shares total return for the nine-month period from January 1, 2002 to September
30, 2002 was (25.97)%.
Within the periods shown in the bar chart, the Fund's
Class C Shares highest quarterly return was 20.35%
(quarter ended December 31, 2001). Its lowest quarterly return was (21.07)% (quarter ended
September 30, 2001).

Average Annual Total Return Table
The Average Annual Total Returns for the Fund's Class
C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class C
Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (RUS2), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)


                                     1 Year              Start of Performance1
Class C Shares:
Federated Max-Cap Index Fund
Return Before Taxes                  (14.83)%            5.10%
Return After Taxes                   (14.85)%            4.67%
onDistributions2
Return After Taxes on                (9.03)%             3.99%
Distributions and Sale of
FundShares2
Federated Mini-Cap Index Fund
Return Before Taxes                  (1.50)%             1.17%
Return After Taxes                   (1.50)%             (1.17)%
onDistributions2
Return After Taxes on                (0.92)%             0.48%
Distributions and Sale of
FundShares2

1 The Fund's Class C Shares start of performance date
  was November 10, 1997.
2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions.
  Return After Taxes on Distributions and Sale of
  Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MINI-CAP INDEX FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) imposed on                 1.00%
Purchases (as a percentage of the offering
price)
Maximum Deferred Sales Charge (Load) (as a             1.00%
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on                 None
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount              None
redeemed, if applicable)
Exchange Fee                                           None

Annual Fund Operating Expenses (Before Waiver)1
Expenses That are Deducted From Fund Assets (as
a percentage of average net assets)
Management Fee2                                        0.50%
Distribution (12b-1) Fee                               0.75%
Shareholder Services Fee                               0.25%
Other Expenses                                         0.41%
Total Annual Fund Operating Expenses                   1.91%
1Although not contractually obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.
Total Waiver of Fund Expenses                          0.09%
Total Actual Annual Fund Operating Expenses            1.82%
  (after waiver)
2The Manager has voluntarily waived a portion of the management fee. The
  Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.41% for the fiscal year ended October 31, 2002



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Class C Shares for the time periods indicated and then redeem all of your Fund's Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class C Shares:             1 Year      3 Years       5 Years       10 Years
Federated Max-Cap Index
Fund
Expenses assuming            $339         $533         $848          $1,741
redemption
Expenses assuming no         $239         $533         $848          $1,741
redemption
Federated Mini-Cap
Index Fund
Expenses assuming            $392         $694        $1,121         $2,310
redemption
Expenses assuming no         $292         $694        $1,121         $2,310
redemption




WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002, the capitalization range of the issuers comprising the Index was $100 million to $1.94 billion. As of the same date, the weighted median market capitalization of the Fund was $646 million.
Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index.
The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND
INVESTS?

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES
Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.



Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The
Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the
Fund receives your transaction request in proper form
(as described in this prospectus) it is processed at the next calculated net asset value (NAV).
  The Fund does not charge a front-end sales charge.
NAV is determined at the end of regular trading
(normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
  Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."
The following table summarizes the minimum required amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                 Maximum Sales
                                 Charge
Shares Offered    Minimum        Front-End  Contingent
               Initial/SubsequentSales      Deferred
                  Investment     Charge1    Sales
                  Amounts                   Charge2
Class C           $1,500/$100    1.00%      1.00%


     1Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
     2See "Sales Charge When You Redeem.

SALES CHARGE WHEN YOU PURCHASE
Class C Shares
Purchase Amount               Sales       Sales
                              Charge as   Charge
                              a           as a
                              Percentage  Percentage
                              of Public   of NAV
                              Offering
                              Price
All Purchases                 1.00%       1.01%



SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales
charge, commonly referred to as a contingent deferred
sales charge (CDSC).
Class C Shares
You will pay a 1% CDSC if you
redeem Shares within one year
of the purchase date.
If your investment qualifies for an elimination of
the CDSC as described below, you or your investment
professional should notify the Distributor at the
time of redemption. If the Distributor is not
notified, the CDSC will apply.
You will not be charged a CDSC when redeeming Shares:
o.....purchased with reinvested dividends or capital gains;
o purchased within 120 days of redeeming Shares of an equal or lesser amount;
o that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
o purchased through investment professionals who did not receive advanced sales payments;
o if, after you purchase Shares, you become disabled as defined by the IRS;
o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
o     if your redemption is a required retirement plan distribution; or
o upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
To keep the sales charge as low as possible, the Fund redeems your Shares in this order:
o     Shares that are not subject to a CDSC; and
o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).
The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional
Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. All share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.
  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.
  When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.
(Federated).

RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares.
Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally
      4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Investment professionals should send payments according to the instructions in the sections "By
Wire" or "By Check."

DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and
o Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services
Company, the Fund's transfer agent.
  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The
Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional.
The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments
(such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o     directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:
o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed or exchanged;
o     signatures of all shareholders exactly as registered; and
o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:
o your redemption will be sent to an address other than the address of record;
o your redemption will be sent to an address of record that was changed within the last 30 days;
o a redemption is payable to someone other than the shareholder(s) of record; or
o if exchanging (transferring) into another fund with a different shareholder registration.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options
Form. These payment options require a signature guarantee if they were not established when the account was opened:
o an electronic transfer to your account at a financial institution that is an ACH member; or
o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o     to allow your purchase to clear;
o     during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into Shares of the same class of another Federated fund. To do this, you must:
o     ensure that the account registrations are identical;
o     meet any minimum initial investment requirements; and
o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

SYSTEMATIC WITHDRAWAL EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account.
Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount.
Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.
Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?


The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated
Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. The
Manager's responsibilities include selecting the
Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779.

  The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund.
The Sub-Manager's address is 800 Scudders Mill Road,
Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

  The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately
$195 billion in assets as of December 31, 2002.
Federated was established in 1955 and is one of the largest mutual fund investment managers in the United
States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.


  The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has been granted an exemptive order from the SEC, which permits the Manager, subject to approval by the Board of Trustees, to hire and terminate submanagers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The
Manager, not the Fund, pays the fees of the SubManager.

MANAGEMENT FEES
The Manager receives an annual investment management fee of 0.50% of the Fund's average daily net assets.
The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Ernst & Young
LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.
A Statement of Additional Information (SAI) dated
December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's
SAI and Annual and Semi- Annual Reports to shareholders as they become available. The Annual
Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public
Reference Room in Washington, DC. You may also access
Fund information from the EDGAR Database on the SEC's
Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC
20549-0102. Call 1-202-942-8090 for information on
the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6061
Cusip 31420E601
G01169-01 (12/02)










FEDERATED MINI-CAP INDEX FUND

A Portfolio of Federated Index Trust



STATEMENT OF ADDITIONAL INFORMATION
December 31, 2003



INSTITUTIONAL SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Class C Shares for Federated Mini-Cap Index Fund (Fund), dated December 31, 2002.

Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling
1-800-341-7400.


2062305B
(12/02)


CONTENTS
How is the Fund Organized?..................
Securities in Which the Fund Invests........
What do Shares Cost?........................
How is the Fund Sold?.......................
Exchanging Securities for Shares............
Subaccounting Services......................
Redemption in Kind..........................
Massachusetts Partnership Law...............
Account and Share Information...............
Tax Information.............................
Who Manages and Provides Services to the Fund?
How does the Fund Measure Performance?......
Who is Federated Investors, Inc.?...........
Frank Russell Company.......................
Addresses...................................

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Mini-Cap Fund to Federated Mini-Cap Index Fund on July 16, 2001.
  The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Class C Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Manager).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.
COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.
INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.
WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest.
TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.
AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.


     The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.


FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Russell 2000(R) Index ("Index") in order to help fully replicate the performance of the Index.
OPTIONS
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.
The Fund may:
|_|   Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);
|_|   Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset); or
|_|   Buy or write options to close out existing option positions.
The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. DEPOSITARY RECEIPTS
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.
  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Non-Investment Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts
Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's fundamental investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."
  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
|_|   for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
|_|   in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
|_|   futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
|_|   for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
|_|   for all other securities at fair value as determined in good faith by the Board.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES) These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares. Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:
|_|   following the death or post-purchase disability, as defined in Section
  72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
|_|   representing minimum required distributions from an Individual
  Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;
|_|   of Shares that represent a reinvestment within 120 days of a previous redemption;
|_|   of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
|_|   of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
|_|   which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.
REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
  You can reduce or eliminate the applicable front-end sales charge, as follows:
  Reinvestment Privilege
  You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.
  Purchases by Affiliates of the Fund
  The following individuals and their immediate family members may buy
  Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:
o the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
o any associated person of an investment dealer who has a sales agreement with the Distributor; and
o trusts, pension or profit-sharing plans for these individuals. Purchases through Omnibus Accounts (Class C Shares only)
  Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.




HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
  The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
  For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.
  Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.
  When an investment professional's customer purchases Shares, the investment professional may receive an amount up to 1.00%, of the NAV of C Shares.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.
  All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
   Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.
  As of December 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, owned approximately 40,751 Shares (6.75%); Edward Jones & Co., Maryland Heights, MO, owned approximately 49,472 Shares (8.20%).
  As of December 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: USB FBO, Milwaukee, MN, owned approximately 351,352 Shares (5.08%); Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 514,574 Shares (7.43%); IMS & Co., Englewood, CO, owned approximately 642,341 Shares (9.28%); Paychex Securities Corporation Fairport, NY, owned approximately 646,816 Shares (9.35%).
  Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds--five portfolios.
  As of December 2, 2002, the Fund's Board and Officers as a group owned approximately 77,738 Shares (1.12%) of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION



Name
Birth Date                                                        Aggregate           Total
Address                                                           Compensation Compensation
Positions                                                         From           From Trust
Held with       Principal Occupation(s) for Past Five Years,      Fund        and Federated
Trust           Other Directorships Held and Previous Positions   (past        Fund Complex
Date Service                                                      fiscal              (past
Began                                                                 year)  calendar year)
John F.         Principal Occupations: Chief Executive Officer           $0              $0
Donahue*        and Director or Trustee of the Federated Fund
Birth Date:     Complex; Chairman and Director, Federated
July 28, 1924   Investors, Inc.; Chairman, Federated Investment
CHAIRMAN AND    Management Company, Federated Global Investment
TRUSTEE         Management Corp. and Passport Research, Ltd.
Began
serving:        Previous Positions: Trustee, Federated
January 1990    Investment Management Company and Chairman and
                Director, Federated Investment Counseling.

J.              Principal Occupations: President or Executive            $0              $0
Christopher     Vice President of the Federated Fund Complex;
Donahue*        Director or Trustee of some of the Funds in the
Birth Date:     Federated Fund Complex; President, Chief
April 11,       Executive Officer and Director, Federated
1949            Investors, Inc.; President, Chief Executive
PRESIDENT AND   Officer and Trustee, Federated Investment
TRUSTEE         Management Company; Trustee, Federated
Began           Investment Counseling; President, Chief
serving:        Executive Officer and Director, Federated
January 1990    Global Investment Management Corp.; President
                and Chief Executive Officer, Passport Research,
                Ltd.; Trustee, Federated Shareholder Services
                Company; Director, Federated Services Company.

                Previous Position: President, Federated
                Investment Counseling.

Lawrence D.     Principal Occupations: Director or Trustee of       $389.57     $117,117.17
Ellis, M.D.*    the Federated Fund Complex; Professor of
Birth Date:     Medicine, University of Pittsburgh; Medical
October 11,     Director, University of Pittsburgh Medical
1932            Center Downtown; Hematologist, Oncologist and
3471 Fifth      Internist, University of Pittsburgh Medical
Avenue Suite    Center.
1111
Pittsburgh,     Other Directorships Held: Member, National
PA TRUSTEE      Board of Trustees, Leukemia Society of America.
Began
serving:        Previous Positions: Trustee, University of
January 1999    Pittsburgh; Director, University of Pittsburgh
                Medical Center.



* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D.
  Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


Name                                                              Aggregate           Total
Birth Date                                                        Compensation Compensation
Address                                                           From Fund      From Trust
Positions Held    Principal Occupation(s) for Past Five Years,    (past       and Federated
with Trust Date   Other Directorships Held and Previous           fiscal       Fund Complex
Service Began     Positions                                            year)          (past
                                                                             calendar year)
Thomas G.         Principal Occupation: Director or Trustee of       $428.53    $128,847.72
Bigley            the Federated Fund Complex.
Birth Date:
February 3,       Other Directorships Held: Director, Member of
1934 15 Old       Executive Committee, Children's Hospital of
Timber Trail      Pittsburgh; Director, Member of Executive
Pittsburgh, PA    Committee, University of Pittsburgh.
TRUSTEE
Began serving:    Previous Position: Senior Partner, Ernst &
October 1995      Young LLP.

John T. Conroy,   Principal Occupations: Director or Trustee of      $428.53    $128,847.66
Jr.               the Federated Fund Complex; Chairman of the
Birth Date:       Board, Investment Properties Corporation;
June 23, 1937     Partner or Trustee in private real estate
Grubb &           ventures in Southwest Florida.
Ellis/Investment
Properties        Previous Positions: President, Investment
Corporation       Properties Corporation; Senior Vice President,
3838 Tamiami      John R. Wood and Associates, Inc., Realtors;
Trail N.          President, Naples Property Management, Inc.
Naples, FL        and Northgate Village Development Corporation.
TRUSTEE
Began serving:
August 1991

Nicholas P.       Principal Occupation: Director or Trustee of       $428.53    $126,923.53
Constantakis      the Federated Fund Complex; Partner, Andersen
Birth Date:       Worldwide SC (prior to 9/1/97).
September 3,
1939              Other Directorships Held: Director, Michael
175 Woodshire     Baker Corporation (engineering and energy
Drive             services worldwide).
Pittsburgh, PA
TRUSTEE
Began serving:
February 1998

John F.           Principal Occupation: Director or Trustee of       $389.57    $115,368.16
Cunningham        the Federated Fund Complex.
Birth Date:
March 5, 1943     Other Directorships Held: Chairman, President
353 El Brillo     and Chief Executive Officer, Cunningham & Co.,
Way Palm Beach,   Inc. (strategic business consulting); Trustee
FL                Associate, Boston College.
TRUSTEE
Began serving:    Previous Positions: Director, Redgate
January 1999      Communications and EMC Corporation (computer
                  storage systems); Chairman of the Board and
                  Chief Executive Officer, Computer Consoles,
                  Inc.; President and Chief Operating Officer,
                  Wang Laboratories; Director, First National
                  Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden   Principal Occupation: Director or Trustee of       $389.57    $117,117.14
Birth Date:       the Federated Fund Complex; Management
March 16, 1942    Consultant.
One Royal Palm
Way               Previous Positions: Representative,
100 Royal Palm    Commonwealth of Massachusetts General Court;
Way Palm Beach,   President, State Street Bank and Trust Company
FL                and State Street Corporation (retired);
TRUSTEE           Director, VISA USA and VISA International;
Began serving:    Chairman and Director, Massachusetts Bankers
August 1991       Association; Director, Depository Trust
                  Corporation; Director, The Boston Stock
                  Exchange.

Charles F.        Principal Occupations: Director or Trustee of      $428.53    $128,847.66
Mansfield, Jr.    the Federated Fund Complex; Management
Birth Date:       Consultant; Executive Vice President, DVC
April 10, 1945    Group, Inc. (marketing, communications and
80 South Road     technology) (prior to 9/1/00).
Westhampton
Beach, NY         Previous Positions: Chief Executive Officer,
TRUSTEE           PBTC International Bank; Partner, Arthur Young
Began serving:    & Company (now Ernst & Young LLP); Chief
January 1999      Financial Officer of Retail Banking Sector,
                  Chase Manhattan Bank; Senior Vice President,
                  HSBC Bank USA (formerly, Marine Midland Bank);
                  Vice President, Citibank; Assistant Professor
                  of Banking and Finance, Frank G. Zarb School
                  of Business, Hofstra University.

John E. Murray,   Principal Occupations: Director or Trustee of      $460.41    $117,117.14
Jr., J.D.,        the Federated Fund Complex; Chancellor and Law
S.J.D.            Professor, Duquesne University; Consulting
Birth Date:       Partner, Mollica & Murray.
December 20,
1932              Other Directorships Held: Director, Michael
Chancellor,       Baker Corp. (engineering, construction,
Duquesne          operations and technical services).
University
Pittsburgh, PA    Previous Positions: President, Duquesne
TRUSTEE           University; Dean and Professor of Law,
Began serving:    University of Pittsburgh School of Law; Dean
February 1995     and Professor of Law, Villanova University
                  School of Law.

Marjorie P.       Principal Occupations: Director or Trustee of      $389.57    $117,117.17
Smuts             the Federated Fund Complex; Public Relations/
Birth Date:       Marketing Consultant/Conference Coordinator.
June 21, 1935
4905 Bayard       Previous Positions: National Spokesperson,
Street            Aluminum Company of America; television
Pittsburgh, PA    producer; President, Marj Palmer Assoc.;
TRUSTEE           Owner, Scandia Bord.
Began serving:
January 1990

John S. Walsh     Principal Occupations: Director or Trustee of      $389.57 $117,117.17
Birth Date:       the Federated Fund Complex; President and
November 28,      Director, Heat Wagon, Inc. (manufacturer of
1957              construction temporary heaters); President and
2604 William      Director, Manufacturers Products, Inc.
Drive             (distributor of portable construction
Valparaiso, IN    heaters); President, Portable Heater Parts, a
TRUSTEE           division of Manufacturers Products, Inc.
Began serving:
January 1999      Other Directorships Held: Director, Walsh &
                  Kelly, Inc. (heavy highway contractor).

                  Previous Position: Vice President, Walsh &
                  Kelly, Inc.





OFFICERS**


Name
Birth Date
Address
Positions Held
with Trust       Principal Occupation(s) and Previous Positions
Edward C.        Principal Occupations: President, Executive Vice President and Treasurer
Gonzales Birth   of some of the Funds in the Federated Fund Complex; Vice Chairman,
Date: October    Federated Investors, Inc.; Trustee, Federated Administrative Services.
22, 1930
EXECUTIVE VICE   Previous Positions: Trustee or Director of some of the Funds in the
PRESIDENT        Federated Fund Complex; CEO and Chairman, Federated Administrative
                 Services; Vice President, Federated Investment Management Company,
                 Federated Investment Counseling, Federated Global Investment Management
                 Corp. and Passport Research, Ltd.; Director and Executive Vice
                 President, Federated Securities Corp.; Director, Federated Services
                 Company; Trustee, Federated Shareholder Services Company.

John W.          Principal Occupations: Executive Vice President and Secretary of the
McGonigle        Federated Fund Complex; Executive Vice President, Secretary and
Birth Date:      Director, Federated Investors, Inc.
October 26,
1938             Previous Positions: Trustee, Federated Investment Management Company and
EXECUTIVE VICE   Federated Investment Counseling; Director, Federated Global Investment
PRESIDENT AND    Management Corp., Federated Services Company and Federated Securities
SECRETARY        Corp.

Richard J.       Principal Occupations: Treasurer of the Federated Fund Complex; Senior
Thomas           Vice President, Federated Administrative Services.
Birth Date:
June 17, 1954    Previous Positions: Vice President, Federated Administrative Services;
TREASURER        held various management positions within Funds Financial Services
                 Division of Federated Investors, Inc.

Richard B.       Principal Occupations: President or Vice President of some of the Funds
Fisher           in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.;
Birth Date:      Chairman, Federated Securities Corp.
May 17, 1923
VICE PRESIDENT   Previous Positions: Director or Trustee of some of the Funds in the
                 Federated Fund Complex; Executive Vice President, Federated Investors,
                 Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F.       Principal Occupations: Chief Investment Officer of this Fund and various
Auth             other Funds in the Federated Fund Complex; Executive Vice President,
Birth Date:      Federated Investment Counseling, Federated Global Investment Management
September 3,     Corp., Federated Investment Management Company and Passport Research,
1956             Ltd.
CHIEF
INVESTMENT       Previous Positions: Senior Vice President, Global Portfolio Management
OFFICER          Services Division; Senior Vice President, Federated Investment
                 Management Company and Passport Research, Ltd.; Senior Managing Director
                 and Portfolio Manager, Prudential Investments.

John W. Harris   John W. Harris has been the Fund's Portfolio Manager since January 2003.
Birth Date:      Mr. Harris initially joined Federated in 1987 as an Investment Analyst.
June 6, 1954     He served as an Investment Analyst and an Assistant Vice President from
                 1990 through 1992 and as a Senior Investment Analyst and Vice President
                 through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment
                 Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris
                 became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered
                 Financial Analyst. He received his M.B.A. from the University of
                 Pittsburgh.


**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD


                                                                                    Meetings
Board                                                                               Held
CommitteeCommittee       Committee Functions                                        During
         Members                                                                    Last
                                                                                    Fiscal
                                                                                    Year
ExecutiveJohn F.         In between meetings of the full Board, the Executive       Two
         Donahue         Committee generally may exercise all the powers of the
         John E.         full Board in the management and direction of the
         Murray, Jr.,    business and conduct of the affairs of the Trust in such
         J.D., S.J.D.    manner as the Executive Committee shall deem to be in
                         the best interests of the Trust However, the Executive
                         Committee cannot elect or remove Board members, increase
                         or decrease the number of Trustees, elect or remove any
                         Officer, declare dividends, issue shares or recommend to
                         shareholders any action requiring shareholder approval.

Audit    Thomas G.       The Audit Committee reviews and recommends to the full     Four
         Bigley          Board the independent auditors to be selected to audit
         John T.         the Fund's financial statements; meet with the
         Conroy, Jr.     independent auditors periodically to review the results
         Nicholas P.     of the audits and report the results to the full Board;
         Constantakis    evaluate the independence of the auditors, review legal
         Charles F.      and regulatory matters that may have a material effect
         Mansfield, Jr.  on the financial statements, related compliance policies and programs, and the related reports received from
                         regulators; review the Fund's internal audit function;
                         review compliance with the Fund's code of
                         conduct/ethics; review valuation issues; monitor
                         inter-fund lending transactions; review custody services
                         and issues and investigate any matters brought to the
                         Committee's attention that are within the scope of its
                         duties.



BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE
FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF
DECEMBER 31, 2001
                                   Aggregate
                                Dollar Range
                   Dollar                 of
Interested          Range of    Shares Owned
Board Member Name  Shares                 in
                       Owned       Federated
                     in Fund       Family of
                                  Investment
                                   Companies

John F. Donahue         None   Over $100,000

J. Christopher     Over        Over $100,000
Donahue             $100,000

Lawrence D.             None   Over $100,000
Ellis, M.D.

Independent
Board Member Name

Thomas G. Bigley        None   Over $100,000

John T. Conroy,         None   Over $100,000
Jr.

Nicholas P.        $10,001-$50,Over $100,000
Constantakis

John F.                 None   Over $100,000
Cunningham

Peter E. Madden    $50,001-$100Over $100,000

Charles F.              None       $50,001 -
Mansfield, Jr.                      $100,000

John E. Murray,         None   Over $100,000
Jr., J.D., S.J.D.

Marjorie P. Smuts       None   Over $100,000

John S. Walsh           None   Over $100,000



INVESTMENT MANAGER
The Manager is a wholly owned subsidiary of Federated.
    The Manager oversees the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc., which conducts investment research and makes investment decisions for the Fund.
Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Other Related Services
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
  Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES


For the Year Ended October 31      2002        2001            2000
Management Fee Earned           $513,565     $447,749         $535,355
Management Deduction            89,669       --               --
Management Fee Reimbursement    402          387
Sub-Management Fee              66,763       58,207           69,425
Brokerage Commissions           145,287      51,447           34,798
12b-1 Fee:
  Class C Shares                44,251       --               --
Shareholder Services Fee:
  Institutional Shares          116,175      --               --
  Class C Shares                14,750       --               --





Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
  Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.
  Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year, ten year and Start of Performance periods ended October 31, 2002.
  Yield is given for the 30-day period ended October 31, 2002.

              30-Day
Share Class   Period  1     5      10
                      Year  Years  Years
Institutional
Shares:
Total Return
  Before      N/A     (12.31)(3.26)%5.91%
  Taxes
  After       N/A     (12.45)(5.35)%3.81%
  Taxes on

  Distributions
  After       N/A     (7.54)(2.73)%4.35%
  Taxes on

  Distributions
  and
  Sale of
  Shares
Yield         0.58%   N/A   N/A    N/A

                                      Start of
                 30-Day                Performance
 Class C Shares:  Period    1 Year       10 Years


:Federated
Max-Cap Index
Fund
Total Return:
  Before Taxes   NA                   (1.22)%
                            (17.96)%
  After Taxes    NA         (18.02)%  (1.58)%
  on
  Distributions
  After Taxes    NA         (11.02)%  (1.05)%
  on
  Distributions
  and Sale of
  Shares
Yield            0.48%      NA        NA
Federated
Mini-Cap Index
Fund
Total Return:
Before Taxes     NA         (14.77)%  (4.36)%
After Taxes on   NA                   (6.20)%
 Distributions              (14.77)%
After Taxes on   NA                   (3.45)%
 Distributions              (9.07)%
and
 Sale of Shares
Yield            NA         NA        NA


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:
|_|   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
|_|   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
|_|   discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
|_|   information about the mutual fund industry from sources such as the
  Investment Company Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.
  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Morningstar, Inc.
Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's 400 Industrial Index
The Standard & Poor's 400 Industrial Index consists of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Russell 2000 Small Stock Index
The Russell 2000 Small Stock Index is a broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. The Federated Mini-Cap Fund is neither affiliated with, nor promoted, sponsored, or endorsed by the Frank Russell Company. Frank Russell's only relationship to the fund is the licensing of the use of the Index. Frank Russell company is owner of the trademarks and copyrights relating to the Index.

Wilshire 5000 Equity Indexes
The Wilshire 5000 Equity Indexes consists of nearly 5,000 common equity securities, covering all stocks in the United States for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.
  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds
In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $19.5 billion and $34.6 million, respectively.
  The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

MUTUAL FUND MARKET
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial Managers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FRANK RUSSELL COMPANY

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.
  Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or any data included in the Index. Frank Russell Company makes no representation or warranty regarding the use or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.
ADDRESSES

FEDERATED MINI-CAP INDEX FUND
Institutional Shares
Class C Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Manager
Fund Asset Management
      , L.P. doing business as
Mercury Advisors
800 Scudders Mill Road
Plainsboro, NJ  08536

Custodian
State Street Bank and Trust Company
      P.O. Box 8600
Boston, MA 02266-8600



Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072











PART C.     OTHER INFORMATION

Item 23.    Exhibits

            (a)    (i)        Conformed copy of Amended and
                              Restated Declaration of Trust of
                              the Registrant; (18)
                   (ii)       Conformed copy of Amendment No. 10
                              to the Declaration of Trust of the
                              Registrant; (20)
                   (iii)      Conformed copy of Amendment No. 11
                              to the Declaration of Trust of the
                              Registrant; (22)
                   (iv)       Conformed copy of Amendment No. 12
                              to the Declaration of Trust of the
                              Registrant; (22)
            (b)    (i)        Copy of By-Laws of the Registrant;
                              (5)
                   (ii)       Copies of Amendment Nos. 1-4 to the
                              By-Laws of the Registrant; (16)
            (c)    (i)        Copy of Specimen Certificate for
                              Shares of Beneficial Interest of
                              the Federated Mid-Cap Index Fund
                              and Federated Mini-Cap Index Fund;
                              (11)
                   (ii)       Copy of Specimen Certificates for
                              Shares of Beneficial Interest of
                              the Institutional Service Shares
                              and Institutional Service Shares of
                              the Federated Max-Cap Index Fund;
                              (11)
            (d)    (i)        Conformed copy of Investment
                              Management Contract of the
                              Registrant; (10)
                   (ii)       Conformed copy of Exhibit A, B and
                              C to Investment Management Contract
                              of the Registrant; (18)
                   (iii)      Conformed copy of Amendment to
                              Investment Management Contract
                              between the Registrant and
                              Federated Investment Management
                              Company; (19)
            (d)    (v)        Conformed copy of Subadvisory
                              Agreement for Federated Max-Cap
                              Index Fund, Federated Mid-Cap Index
                              Fund and Federated Mini-Cap Index
                              Fund; (19)
                   (vi)       Conformed copy of Investment
                              Advisory Agreement; (21)
            (e)    (i)        Conformed copy of Distributor's
                              Contract of the Registrant; (10)
                   (ii)       Conformed copy of Exhibit D to
                              Distributor's Contract of the
                              Registrant;(10)
                   (iii)      Conformed copies of Exhibits E and
                              F to Distributor's Contract of the
                              Registrant; (14)
                   (iv)       Conformed copy of Exhibit G to
                              Distributor's Contract of the
                              Registrant; (22)
                   (v)        The Registrant hereby incorporates
                              the conformed copy of the specimen
                              Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service
                              Agreement and Plan Trustee/Mutual
                              Funds Service Agreement from Item
                              24(b)(6) of the Cash Trust Series
                              II Registration Statement on Form
                              N-1A, filed with the Commission on
                              July 24, 1995. (File Nos. 33-38550
                              and 811-6269);
                   (vi)       Conformed copy of Amendment to
                              Distributor's Contract between the
                              Registrant and Federated Securities
                              Corp.; (19)
            (f)               Not applicable;
            (g)    (i)        Conformed copy of Custodian
                              Contract of the   Registrant; (19)
                   (ii)       Conformed copy of Exhibit A and D
                              to Custody Agreement of Registrant;
                              (21)
            (h)    (i)        Conformed copy of Amended and
                              Restated Agreement for Fund
                              Accounting Services, Administrative
                              Services, Shareholder Transfer
                              Agency Services and Custody
                              Services Procurement; (16)
                   (ii)       The Registrant hereby incorporates
                              the conformed copy of the Second
                              Amended and Restated Services
                              Agreement from Item (h) (v) of the
                              Investment Series Funds, Inc.
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              January 23, 2002. (File Nos.
                              33-48847 and 811-07021).
                   (iii)      Conformed copy of Second Amended
                              and Restated Shareholder Services
                              Agreement; (14)
                   (iv)       The responses described in Item
                              23(e)(iv) are hereby incorporated
                              by reference.
                   (v)        Conformed copy of Supervisory and
                              Administrative Services Contract;
                              (22)
                   (vi)       Form of Servicing Agreement; (21)
                   (vii)      Form of Third Party Feeder Fund
                              Agreement; (21)
                   (viii)     Form of Recordkeeping and
                              Investment Accounting Agreement;
                              (21)
            (i)               Conformed copy of the Opinion and
                              Consent of Counsel      as to
                              legality of shares being
                              registered; (12)
            (j)               Conformed Copy of Independent
                              Auditors' Consent; (22)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (3)
            (m)    (i)        Conformed copy of Distribution Plan
                              of the Registrant; (10)
                   (ii)       Conformed copy of Exhibit D to the
                              Distribution Plan of the
                              Registrant; (23)
                   (iii)      Conformed copies of Exhibits B and
                              C to the Distribution Plan of the
                              Registrant; (14)
                   (iv)       The responses described in Item
                              23(e)(iv) are hereby incorporated
                              by reference;
            (n)               The Registrant hereby incorporates
                              the conformed copy of the Multiple
                              Class
                              Plan from Item (n) of the Federated
                              GNMA Trust Registration Statement
                              on Form N-1A, filed with the
                              Commission on March 27, 2003. (File
                              Nos. 2-45670 and 811-3375).
            (o)    (i)        Conformed copy of Power of Attorney
                              of the Registrant;      (18)
                   (ii)       Conformed copy of Power of Attorney
                              of J. Thomas Madden, Chief
                              Investment Officer of the
                              Registrant; (18)
                   (iii)      Conformed copy of Power of Attorney
                              of Stephen F. Auth, Chief
                              Investment Officer of the
                              Registrant; (22)
            (p)    (i)        The Registrant hereby incorporates
                              the conformed copy of the Code of
                              Ethics for Access Persons from Item
                              23(p) of the Federated Managed
                              Allocation Portfolios, Registration
                              Statement on Form N-1A filed with
                              the Commission on January 25, 2001.
                              (File Nos. 33-51247 and 811-7129).


+      All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed December 27, 2000. (File Nos. 33-33852 and 811-6061)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 23, 2001. (File Nos. 33-33852 and 811-6061)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 26, 2001. (File Nos. 33-33852 and 811-6061)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 19, 2002. (File Nos. 33-33852 and 811-6061)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 26, 2002. (File Nos. 33-33852 and 811-6061)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed March 31, 2003. (File Nos. 33-33852 and 811-6061)

Item 24. Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (3)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Regina Chi
                                                Ross M. Cohen
                                                David W. Cook
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                B. Anthony Delserone, Jr.
Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. Gordon, Jr.
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                David R. Powers
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Dana Meissner
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Daniel Peris
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman


Assistant Treasurer:                            Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Edward Jones Money Market Fund; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Money Market Obligations Trust; MTB Group of Funds; Regions Morgan Keegan Select Funds and SouthTrust Funds.


         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff


Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:


Registrant                    Reed Smith LLP
                              Investment and Asset Management Group (IAMG)
                              Federated Investors Tower
                              1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for Service at above address)


                              Federated Investors Funds
                              5800 Corporate Drive
                              Pittsburgh, PA 15237-7000


Federated Shareholder Services Company
("Transfer Agent and Dividend
Disbursing Agent")                   P.O. Box 8600
                                     Boston, MA 02266-8600


Federated Services Company
("Administrator")                    Federated Investors Tower
                                     1001 Liberty Avenue
                                     Pittsburgh, PA 15222-3779

Federated Investment Management
Company ("Manager")                  Federated Investors Tower
                                     1001 Liberty Avenue
                                     Pittsburgh, PA 15222-3779

Deutsche Asset Management, Inc.
("Sub-Manager")                      130 Liberty Street
                                     New York, NY 10006

Bankers Trust                        31 West 52nd Street
Company ("Custodian")                Mail Stop NYC09-0810
                                     New York, NY 10019

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

      Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                            SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INDEX TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of October, 2003.

                       FEDERATED INDEX TRUST

            BY: /s/ Todd P. Zerega
            Todd P. Zerega, Assistant Secretary
            October 31, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                             TITLE                     DATE
By:  /s/ Todd P. Zerega            Attorney In Fact       October 31, 2003
Todd P. Zerega                     For the Persons
ASSISTANT SECRETARY                Listed Below

NAME                                      TITLE

John F. Donahue*                  Chairman and Trustee

J. Christopher Donahue*           President and Trustee
                                  (Principal Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal Financial Officer)

Stephen F. Auth*                  Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee


o     By Power of Attorney